             As filed with the Securities and Exchange Commission.
                           '33 Act File No. 33-25734
                           '40 Act File No. 811-5701
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                       Post-Effective Amendment No. 7[x]
                                      and           -

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 9
                                              -

                         NATIONWIDE VARIABLE ACCOUNT-4
                           (Exact Name of Registrant)


                       NATIONWIDE LIFE INSURANCE COMPANY
                              (Name of Depositor)


                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
        (Address of Depositor's Principal Executive Offices) (Zip Code)


       Depositor's Telephone Number, including Area Code: (614) 249-7111


 GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                    (Name and Address of Agent for Service)

      This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

 It is proposed that this filing will become effective (check appropriate space)

[  ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ X]  on September 18, 1995 pursuant to paragraph (b) of Rule 485
[  ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485
[  ]  on (date) pursuant to paragraph (a)(i) of Rule (485)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non- refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994, on February 22,1995.
================================================================================


                                   1 of 86

                     SUPPLEMENT DATED SEPTEMBER 18, 1995 TO
                      THE PROSPECTUS DATED MAY 1, 1995 FOR
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                       NATIONWIDE LIFE INSURANCE COMPANY
                                  THROUGH ITS
                         NATIONWIDE VARIABLE ACCOUNT-4

This supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Effective September 18, 1995, the following underlying Mutual Fund options will be available. Accordingly, the "Summary of Contract Expenses" provision located on pages 5 through 7 of the Prospectus is hereby amended to include the following expense information about the underlying Mutaul Fund options:

UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
(AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS)
   Intermediate High Grade Portfolio
      Management Fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.40    %
      Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.45    %
           Total Underlying Mutual Fund Annual Expenses . . . . . . . . . . . . . . . . . . . .      0.85    %

   Total Return Portfolio
      Management Fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.55    %
      Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.45    %
           Total Underlying Mutual Fund Annual Expenses . . . . . . . . . . . . . . . . . . . .      1.00    %

   Smith Barney International Equity Portfolio
      Management Fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.90    %
      Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.30    %
           Total Underlying Mutual Fund Annual Expenses . . . . . . . . . . . . . . . . . . . .      1.20    %

   Smith Barney Money Market Portfolio
      Management Fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.60    %
      Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.06    %
           Total Underlying Mutual Fund Annual Expenses . . . . . . . . . . . . . . . . . . . .      0.66    %

3 The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value.



                                    2 of 86

                                    EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size for contracts issued under this Prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

                             If you surrender your                                  If you annuitize your
                                    Contract          If you do not surrender             Contract
                               at the end of the      your Contract at the end        at the end of the
                                   applicable          of the applicable time            applicable
                                  time period                  period                    time period
 --------------------------------------------------------------------------------------------------------
                             1     3      5     10      1     3      5      10     1     3      5      10
                            Yr.   Yrs.  Yrs.   Yrs.    Yr.   Yrs    Yrs.   Yrs.   Yr.   Yrs.   Yrs.   Yrs.
 --------------------------------------------------------------------------------------------------------
 Intermediate High Grade   93    117    150    263    23     72    123    263     *     72    123    263
 Portfolio
 --------------------------------------------------------------------------------------------------------
 Total Return Portfolio    95    122    158    279    25     77    131    279     *     77    131    279
 --------------------------------------------------------------------------------------------------------
 Smith Barney              97    128    168    300    27     83    141    300     *     83    141    300
 International Equity
 Portfolio
 --------------------------------------------------------------------------------------------------------
 Smith Barney Money        91    111    140    243    21     66    113    243     *     66    113    243
 Market Portfolio
 --------------------------------------------------------------------------------------------------------

*The Contracts sold under this prospectus do not permit annuitizations during the first two Contract years.


The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly when investing in the Contract. The expenses of the Nationwide Variable Account-4 as well as those of the Variable Account Funds are reflected in the Example. For more and complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more and complete information regarding expenses paid out of the assets of the Variable Account Funds, see the underlying Mutual Funds' prospectus. Deduction for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes" located in the Prospectus).

The "Variable Account" provision for the underlying Mutual Fund options available for this Contract located on pages 10 and 11 of the Prospectus, is also amended to add the following information about the investment objectives of the underlying Mutual Fund options.

SMITH BARNEY SERIES FUND

The Smith Barney Series Fund (the "Fund") is a diversified, open-end management investment company organized on May 13, 1991 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust." The Fund is managed by Smith Barney Mutual Funds Management, Inc., an indirect wholly-owned subsidiary of Travelers.

      -INTERMEDIATE HIGH GRADE PORTFOLIO

      Investment Objective: To provide as high a level of current income as is consistent with the protection of capital. The Portfolio will invest in high quality intermediate-term U.S. government securities and corporate bonds of U.S. issuers.

      -TOTAL RETURN PORTFOLIO

      Investment Objective: To provide shareholders with total return, consisting of long-term capital appreciation and income. This Portfolio will invest primarily in a diversified portfolio of dividend-paying common stocks.

                                    3 of 86

SMITH BARNEY/TRAVELERS SERIES FUND INC.

      The Smith Barney/Travelers Series Fund Inc. (the "Fund") is an open-end, diversified, management investment company incorporated in Maryland on February 22, 1994. Currently, shares of the Fund are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The Fund is managed by Smith Barney Mutual Funds Management Inc., an indirect wholly-owned subsidiary of Travelers.

      -SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO

      Investment Objective: To seek total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non U.S. issuers.

      -SMITH BARNEY MONEY MARKET PORTFOLIO

      Investment Objective: To seek maximum current income and preservation of capital by investing in bank obligations and high quality commercial paper, corporate obligations and municipal obligations, in addition to U.S. government securities and related repurchase agreements.

                                    4 of 86

                         NATIONWIDE VARIABLE ACCOUNT-4
                    REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
    Item   1.    Cover page . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
    Item   2.    Definitions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
    Item   3.    Synopsis or Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
    Item   4.    Condensed Financial Information  . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
    Item   5.    General Description of Registrant, Depositor, and Portfolio Companies  . . . . . . . .  13
    Item   6.    Deductions and Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
    Item   7.    General Description of Variable Annuity Contracts  . . . . . . . . . . . . . . . . . .  16
    Item   8.    Annuity Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
    Item   9.    Death Benefit  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
    Item  10.    Purchases and Contract Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
    Item  11.    Redemptions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  26
    Item  12.    Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  28
    Item  13.    Legal Proceedings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
    Item  14.    Table of Contents of the Statement of Additional Information . . . . . . . . . . . . .  30

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item  15.    Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33
    Item  16.    Table of Contents  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33
    Item  17.    General Information and History  . . . . . . . . . . . . . . . . . . . . . . . . . . .  33
    Item  18.    Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33
    Item  19.    Purchase of Securities Being Offered . . . . . . . . . . . . . . . . . . . . . . . . .  33
    Item  20.    Underwriters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  34
    Item  21.    Calculation of Yield Quotations of Money Market Sub-Accounts . . . . . . . . . . . . .  34
    Item  22.    Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  34
    Item  23.    Financial Statements   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35

Part C     OTHER INFORMATION
    Item  24.    Financial Statements and Exhibits  . . . . . . . . . . . . . . . . . . . . . . . . . .  65
    Item  25.    Directors and Officers of the Depositor  . . . . . . . . . . . . . . . . . . . . . . .  67
    Item  26.    Persons Controlled by or Under Common Control with the Depositor or Registrant . . . .  69
    Item  27.    Number of Contract Owners  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  80
    Item  28.    Indemnification  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  80
    Item  29.    Principal Underwriter  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  80
    Item  30.    Location of Accounts and Records . . . . . . . . . . . . . . . . . . . . . . . . . . .  84
    Item  31.    Management Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  84
    Item  32.    Undertakings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  84

                                    5 of 86

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   HOME OFFICE
                                 P.O. BOX 16609
          COLUMBUS, OHIO 43216-6609, 1-800-562-2969, TDD 1-800-238-3035

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT-4
                       OF NATIONWIDE LIFE INSURANCE COMPANY

     The Individual Deferred Variable Annuity Contracts described in this Prospectus are flexible purchase payment contracts (collectively referred to as the "Contracts"). The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contracts are deferred until a selected later date.

     Purchase payments are allocated to the Nationwide Variable Account-4 ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account uses its assets to purchase shares at net asset value in one or more of the following series of the underlying Mutual Funds within the Smith Barney Variable Account Fund:

             -The Income and Growth Portfolio

             -The U.S. Government/High Quality Securities Portfolio

             -The Reserve Account Portfolio

       This Prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide Variable Account-4 before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1995, containing further information about the Contracts and the Nationwide Variable Account-4 has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P. O. Box 16609, Columbus, Ohio 43216-6609.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1995, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 25 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1995

                                   6 of 86

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuity Commencement Date.

ANNUITANT - The person on whose life this Contract is issued. The Annuitant is named on the Data Page of the Contract, unless changed. No change of Annuitant may be made without the prior consent of the Company. Unless otherwise indicated, or upon annuitization, the Annuitant will be the Payee.

ANNUITY COMMENCEMENT DATE - The date on which annuity payments are to commence. The Annuity Commencement Date is originally shown on the Data Page of the Contract, and is subject to change by the Owner.

ANNUITY PAYMENT OPTION - The method for making annuity payments. Several options are available under the Contract.

ANNUITY UNIT - An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY - The Beneficiary is the person who may be the recipient of certain benefits under the Contract upon the death of the Annuitant. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE - The Internal Revenue Code of 1986, as amended.

CONTINGENT BENEFICIARY - The Contingent Beneficiary is the person who may be the recipient of certain benefits under the Contract if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTINGENT ANNUITANT - The Contingent Annuitant may be the recipient of certain rights or benefits under the Contract when the Annuitant dies before the Annuity Commencement Date. All provisions of the Contract which are based on the death of the Annuitant will be based on the death of the last survivor of the Annuitant and the Contingent Annuitant. The Owner's right to name a Contingent Annuitant may be restricted under the provisions of any retirement or deferred compensation plan for which this Contract is issued.

CONTINGENT OWNER - The Contingent Owner, if named, is subject to change by the Owner. The Contingent Owner may be the recipient of certain rights or benefits under this Contract upon the death of the last to die of the Owner and Joint Owner, if applicable, when the Owner dies. The Owner's right to name a Contingent Owner may be restricted under the provisions of the retirement or deferred compensation plan for which this Contract is issued.

CONTRACT ANNIVERSARY - An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER) - The person who possesses all rights under the Contract, including the right to designate and change any designations of the Payee, Beneficiary, Annuitant, Contingent Annuitant, Contingent Beneficiary, Contingent Owner, Annuity Payment Option, and the Annuity Commencement Date. If a Joint Owner is named in the application, references to "Contract Owner" or "Owner" in this prospectus, unless otherwise indicated, will apply to both the Owner and Joint Owner.

CONTRACT VALUE - The sum of the Variable Account Contract Value and the Fixed Account Contract Value.

CONTRACT YEAR - Each year starting with the Date of Issue, and each Contract Anniversary thereafter shall be a Contract Year.

DATE OF ISSUE - The date shown as the Date of Issue on the Contract Data Page of the Contract.

FIXED ACCOUNT - The Fixed Account is made up of all assets of the Company other than those in any segregated asset account.

FIXED ANNUITY - An annuity providing for payments which are guaranteed by the Company as to dollar amount during the annuity payment period.

HOME OFFICE - The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ANNUITY - An annuity which qualifies for treatment under
Section 408 of the Internal Revenue Code.

                                   7 of 86

INTEREST RATE GUARANTEE PERIOD - The interest rate declared is guaranteed not to change for the duration of the Interest Rate Guarantee Period. The interest rate declared will expire on the final day of a calendar quarter; therefore, the initial Interest Rate Guarantee Period for deposits or transfers into the Fixed Account may continue for up to three months after a one year period has expired.

JOINT OWNER - The Joint Owner, if any named, possesses an individual, undivided interest in the entire Contract, along with the Owner. Unless otherwise provided, when a Joint Owner is named, the exercise of any ownership right under the Contract (including the right to surrender or partially surrender the Contract, or to designate and change the Annuitant, Payee, Beneficiary, Contingent Annuitant, Contingent Beneficiary, Contingent Owner, Annuity Payment Option, and Annuity Commencement Date) shall require written authorization, signed by both the Owner and Joint Owner, signifying an intent to exercise such right. If a Joint Owner is named in the application, references to "Contract Owner" or "Owner" in this prospectus, unless otherwise indicated, will apply to both the Owner and Joint Owner.
MUTUAL FUND ("FUNDS") - The registered management investment companies, in which the assets of the sub-accounts of the Variable Account will be invested. NON-QUALIFIED CONTRACTS - Contracts other than Qualified Contracts, Individual Retirement Annuities or Tax Sheltered Annuities.

NON-QUALIFIED PLANS - Retirement Plans which do not receive favorable tax treatment under the provisions of the Internal Revenue Code.

PAYEE - The Payee is the person named by the Owner to receive annuity payments. The Payee can be changed by the Owner at any time, both prior to and after the Annuity Commencement Date.

QUALIFIED CONTRACTS - Contracts issued under Qualified Plans.

QUALIFIED PLANS - Retirement Plans which receive favorable tax treatment under the provisions of the Internal Revenue Code, including those described in
Section 401 and 403(a) of the Internal Revenue Code.

TAX SHELTERED ANNUITY - An annuity which qualifies for treatment under Section 403(b) of the Internal Revenue Code of 1986, as amended.
VALUATION DATE - Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.
VALUATION PERIOD - The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT - A separate investment account of the Company into which Variable Account purchase payments are allocated.

VARIABLE ANNUITY - An annuity providing for payments which vary in amount with the investment experience of the Variable Account.

                                   8 of 86

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

       Maximum Contingent Deferred Sales Charge(1)..........................  7%
       (as a percentage of purchase payments)                                 --

               RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

Number of Completed Years from                   Contingent Deferred Sales Load
   Date of Purchase Payment                                Percentage
              0                                                7%
              1                                                6%
              2                                                5%
              3                                                4%
              4                                                3%
              5                                                2%
              6                                                1%
              7                                                0%

ANNUAL CONTRACT MAINTENANCE CHARGE(2).....................................   $30
                                                                             ---
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average account size)
       Mortality and Expense Risk Charges................................   1.25%
                                                                            ----
       Administration Charge.............................................   0.05%
                                                                            ----
           Total Variable Account Annual Expenses........................   1.30%
                                                                            ----

UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
(as a percentage of underlying Mutual Fund average net assets)
    The Income and Growth Portfolio
       Management Fees ..................................................   0.60%
                                                                            ----
       Other Expenses....................................................   0.15%
                                                                            ----
           Total underlying Mutual Fund Annual Expenses..................   0.75%
                 ----------                                                 ----

    The U.S. Government/High Quality Securities Portfolio
       Management Fees ..................................................   0.45%
                                                                            ----
       Other Expenses....................................................   0.31%
                                                                            ----
           Total underlying Mutual Fund Annual Expenses..................   0.76%
                 ----------                                                 ----

    The Reserve Account Portfolio
       Management Fees ..................................................   0.45%
                                                                            ----
       Other Expenses....................................................   0.41%
                                                                            ----
           Total underlying Mutual Fund Annual Expenses..................   0.86%
                 ----------                                                 ----

1 Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without imposition of a Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and must be used in the year available. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. The Contingent Deferred Sales Charge is imposed only against purchase payments (see "Contingent Deferred Sales Charge").

2 The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance Charge and Administration Charge").

3 The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value.

                                   9 of 86

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size for contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

 IF YOU SURRENDER YOUR CONTRACT                             The U.S. Gov't/High
  AT THE END OF THE APPLICABLE    The Income and Growth     Quality Securities          The Reserve Account
           TIME PERIOD                  Portfolio                Portfolio                   Portfolio
             1 Year                         92                       92                          93
             3 Years                       114                      114                         117
             5 Years                       145                      145                         150
            10 Years                       253                      254                         264
  IF YOU DO NOT SURRENDER YOUR                              The U.S. Gov't/High
   CONTRACT AT THE END OF THE     The Income and Growth     Quality Securities          The Reserve Account
     APPLICABLE TIME PERIOD             Portfolio                Portfolio                   Portfolio
             1 Year                         22                       22                          23
             3 Years                        69                       69                          72
             5 Years                       118                      118                         123
            10 Years                       253                      254                         264
 IF YOU ANNUITIZE YOUR CONTRACT                             The U.S. Gov't/High
  AT THE END OF THE APPLICABLE    The Income and Growth     Quality Securities          The Reserve Account
           TIME PERIOD                  Portfolio                Portfolio                   Portfolio
             1 Year                         *                        *                           *
             3 Years                        69                       69                          72
             5 Years                       118                      118                         123
            10 Years                       253                      254                         264

* The Contracts sold under this prospectus do not permit annuitizations during the first two Contract years.

  The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly when investing in the Contract. The expenses of the Nationwide Variable Account-4 as well as those of the Smith Barney Variable Account Fund are reflected in the Example. For more and complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions". For more and complete information regarding expenses paid out of the assets of the Smith Barney Variable Account Funds, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                   10 of 86

                                    SYNOPSIS

       The Company does not deduct a sales charge from purchase payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all purchase payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").
       In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge of $30 from the Contract Value of the Contracts. The Company will also assess an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge and Administration Charge").
       The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").
       The Company deducts an Expense Risk Charge equal to an annual rate of 0.40% of the daily net asset value of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").
       The initial first year purchase payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by purchase payments made on an annualized basis. The cumulative total of all purchase payments under a Contract may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

       If the Contract Value at the Annuity Commencement Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20 (see "Frequency and Amount of Annuity Payments").
       Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable at the time purchase payments are made, the premium tax deduction will be made from the Contract prior to allocation to any underlying mutual fund option (see "Premium Taxes").
       The Company may compute into the Net Investment Factor a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of any non-qualified sub-account (see "Charge for Tax Provision").
       To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the day the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this Prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be a return of purchase payments (see "Right to Revoke").

                                   11 of 86

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values (For an accumulation unit outstanding throughout the period)

                                                                         NUMBER OF ACCUMULATION
                    ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE     UNITS OUTSTANDING AT
        FUND        AT BEGINNING OF PERIOD        AT END OF PERIOD       THE END OF THE PERIOD      YEAR
_________________________________________________________________________________________________________
Smith Barney              12.798932                  12.884883                      38,755           1994
Reserve Account           12.397510                  12.798932                      45,115           1993
Portfolio-Q               11.984895                  12.397510                      50,467           1992
                          10.971326                  11.984895                      58,254           1991
                          10.264616                  10.971326                      61,299           1990
                          10.000000                  10.264616                      47,686           1989*
__________________________________________________________________________________________________________
Smith Barney              12.798932                  12.884883                     157,363           1994
Reserve Account           12.397510                  12.798932                     159,188           1993
Portfolio-NQ              11.984895                  12.397510                     189,446           1992
                          10.971326                  11.984895                     203,304           1991
                          10.264616                  10.971326                     206,523           1990
                          10.000000                  10.264616                      73,464           1989*
__________________________________________________________________________________________________________
Smith Barney              13.398138                  13.168331                      55,926           1994
U.S. Gov/High             12.815045                  13.398138                      55,085           1993
Quality Securities        12.147363                  12.815045                      70,238           1992
Portfolio-Q               10.926752                  12.147363                      60,692           1991
                          10.232806                  10.926752                      52,872           1990
                          10.000000                  10.232806                      29,407           1989*
__________________________________________________________________________________________________________
Smith Barney              13.398138                  13.168331                     311,366           1994
U.S. Gov/High             12.815045                  13.398138                     351,868           1993
Quality Securities        12.147363                  12.815045                     360,174           1992
Portfolio-NQ              10.926752                  12.147363                     341,495           1991
                          10.232806                  10.926752                     297,896           1990
                          10.000000                  10.232806                     164,406           1989*
__________________________________________________________________________________________________________
Smith Barney              15.427358                  14.755003                     391,641           1994
Income and                13.204279                  15.427358                     389,488           1993
Growth                    11.987667                  13.204279                     394,373           1992
Portfolio-Q                9.224686                  11.987667                     385,815           1991
                          10.208954                   9.224686                     411,723           1990
                          10.000000                  10.208954                     351,520           1989*
__________________________________________________________________________________________________________
Smith Barney              15.427358                  14.755003                   1,468,610           1994
Income and                13.204279                  15.427358                   1,593,796           1993
Growth                    11.987667                  13.204279                   1,607,342           1992
Portfolio-NQ               9.224686                  11.987667                   1,591,826           1991
                          10.208954                   9.224686                   1,521,753           1990
                          10.000000                  10.208954                     974,189           1989*
__________________________________________________________________________________________________________

*Approximate six months ended December 31,1989 (commencement of operations was July 10,1989).

                                   12 of 86

                        NATIONWIDE LIFE INSURANCE COMPANY

       The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the "Nationwide Insurance Enterprise" with its home office at One Nationwide Plaza, Columbus, Ohio 43216-6609.

       The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

       The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard and Poor's, and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings in sales literature from time to time.

                              THE VARIABLE ACCOUNT

       The Variable Account was established by the Company on October 7, 1987, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

       The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.
       Purchase payments are allocated within the Variable Account among one or more sub-accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. There are two sub-accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. One such sub-account contains the underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and one such sub-account contains the underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS

       Contract Owners may choose from among the following underlying Mutual Fund options under the Contracts.

       A summary of investment objectives is contained in the descriptions of each underlying Mutual Fund option below. More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-562-2969, TDD 1-800-238-3035 or writing P.O. Box 16609,
Columbus, Ohio 43216-6609.

SMITH BARNEY VARIABLE ACCOUNT FUNDS

       Smith Barney Variable Account Fund ("Fund") was organized as a Massachusetts business trust on December 18, 1986, and is an open-end, diversified, management investment company. The Fund offers a choice of shares in three separate Portfolios, each with its own investment objectives. Currently, shares of the Fund are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The Fund is managed by Smith Barney Advisers, Inc., 1345 Avenue of the Americas, New York, New York 10105, a wholly-owned subsidiary of Smith Barney Shearson Holdings, Inc.

       -THE INCOME AND GROWTH PORTFOLIO

       Investment Objective: To seek current income and long-term growth of income and capital. It invests primarily, but not exclusively, in common stocks.

                                   13 of 86

       -THE U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO

       Investment Objective: To seek high current income and security of principal from a portfolio consisting primarily of U.S. Government Obligations and other high quality debt securities.

       -THE RESERVE ACCOUNT PORTFOLIO

       Investment Objective: To seek current income from a portfolio of money market instruments and other high quality debt obligations with limited maturities and employs an immunization strategy to minimize the risk of loss of account value.

VOTING RIGHTS

       Voting rights under the Contracts apply ONLY with respect to purchase payments or accumulated amounts allocated to the Variable Account.

       In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds in accordance with instructions received from persons whose Contract Value is measured by units in the Variable Account. However, if the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

       The person having the voting interest under a Contract shall be the Contract Owner. The number of shares held in the Variable Account which is attributable to each Contract Owner is determined by dividing the Contract Owner's interest in the Variable Account by the net asset value of the applicable share of the underlying Mutual Funds.

       The number of shares held in the Variable Account which is attributable to each Contract is determined by dividing the reserve for such Contract by the net asset value of one share.

       The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 21 days prior to such meeting.

       Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

       Each person having the voting interest in the Variable Account will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions with respect to the proportion of the underlying Mutual Fund shares held in the Variable Account corresponding to his or her interest in the Variable Account.

       VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

       The Company assumes a "mortality risk" that variable annuity payments will not be affected by the death rates of persons receiving such payments or of the general population by virtue of annuity rates incorporated in the Contract which cannot be changed.

       For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

       The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

                                   14 of 86

CHARGE FOR TAX PROVISION

       The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to reimplement and adjust the tax charge in the future, if the tax laws change.

CONTINGENT DEFERRED SALES CHARGE
       No deduction for a sales charge is made from the purchase payments for these Contracts. However, the Contingent Deferred Sales Charge, referred to below, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. Gross Distribution Allowances which may be paid on the sale of these Contracts are not more than 5.75% of purchase payments.
       If part or all of the Contract Value is surrendered, a Contingent Deferred Sales Charge will be made by the Company. For purposes of the Contingent Deferred Sales Charge, surrenders under a Contract come first from the purchase payments which have been on deposit under the Contract for the longest time period. (For tax purposes, a surrender is treated as a withdrawal of earnings first.) This charge will apply in the amounts set forth below to purchase payments within the time periods set forth. In no event will any Contingent Deferred Sales Charge be made against any values which have been held under the Contract for at least 84 months.

The Contingent Deferred Sales Charge applies to purchase payments as follows:

       NUMBER OF COMPLETED                 CONTINGENT DEFERRED
        YEARS FROM DATE OF                    SALES CHARGE
          PURCHASE PAYMENT                      PERCENTAGE
                0                                  7%
                1                                  6%
                2                                  5%
                3                                  4%
                4                                  3%
                5                                  2%
                6                                  1%
                7                                  0%

       Starting with the second year after a purchase payment has been made under the Contract, 10% of that purchase payment may be withdrawn each year without imposition of the Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and must be used in the year available. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

       The amount of Contingent Deferred Sales Charges on the Contracts may be eliminated when sales of the Contracts are made to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses. The entitlement to an elimination of Contingent Deferred Sales Charges will be determined by the Company in the following manner:

1. The size of the group to which such sales are to be made will be considered. Generally, the sales expenses for a larger group are smaller than for a smaller group because of the ability to implement a larger number of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received from a group and the manner in which purchase payments are remitted will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones. Likewise, sales expenses are usually lower when purchase payments are remitted on a payroll deduction plan.

                                   15 of 86

3. The purpose for which the Contracts are being purchased will be considered. Certain types of Qualified Plans are more likely to be stable than are others. Such stability reduces the number of sales contacts required, reduces sales administration, and results in fewer Contract terminations. As a result, sales expenses can be reduced.

4. The nature of the group for which the Contracts are being purchased will be considered. Certain types of employee and professional groups are more likely to continue Contract participation for longer periods than are other groups with more mobile membership. If fewer Contracts are surrendered in a given group, the Company's sales expenses are reduced.

5. The cost to the company of the distribution effort will be considered. Sales without commissions or other standard distribution expenses can result in the elimination of sales charges.

6. There may be other circumstances of which the Company is not presently aware, which could result in reduced sale expenses.

       If, after consideration of the foregoing factors, the Company determines that a purchase or series of purchases would result in reduced sales expenses, such a group would be entitled to the elimination of Contingent Deferred Sales Charges.

       When a Contract described in this Prospectus is exchanged for another Contract issued by the Company, of the type and class which the Company determines is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract.

       In no event will the elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person.

CONTRACT MAINTENANCE CHARGE AND ADMINISTRATION CHARGE

       Each year on the Contract Anniversary, the Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The Company also assesses an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed actual administration expenses. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. The amount of the Contract Maintenance Charge may, however, be decreased by the Company in accordance with the considerations set forth in the preceding section entitled "Elimination of Contingent Deferred Sales Charge."

PREMIUM TAXES

       The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon purchase payments received by the Company. To the best of the Company's present knowledge, premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at annuitization, or (3) in those states which require, at the time purchase payments are made to the Contract.

EXPENSES OF THE VARIABLE ACCOUNT

       Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each of the underlying Mutual Funds' prospectuses. The Company deducts from the assets of the Variable Account the types of expenses covered by the charges described above. These total expenses for the fiscal year ended December 31, 1994, were 1.50% of average net assets.

INVESTMENTS OF THE VARIABLE ACCOUNT

       At the time of purchase each Contract Owner elects to have purchase payments attributable to his participation in the Variable Account allocated among one or more of the sub-accounts which consist of shares in the underlying Mutual Fund options. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective sub-account(s) and converted into

                                   16 of 86

Accumulation Units. At the time of Application, the Contract Owner designates the underlying Mutual Fund options to which he desires to have purchase payments attributable to his Contract allocated. Such election is subject to any minimum purchase payment limitations which may be imposed by the underlying Mutual Funds designated. The election as to allocation of purchase payments or as to transfers of the Contract Value from one sub-account to another may be changed by the Contract Owner pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Funds, in addition to those set forth in the Contracts.

RIGHT TO REVOKE

       The Contract Owner may revoke the Contract at any time between the date of Application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of purchase payments. In order to revoke the Contract if it has been received, it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.

       The liability of the Variable Account under this provision is limited to the Contract Value in each sub-account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

       The Owner may request a transfer of up to 100% of the Contract Values from the Variable Account to the Fixed Account without penalty or adjustment. Any such transfer must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. The Owner's value in each sub-account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to restrict transfers to 25% of the Contract Value for any 12 month period.

       The Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The specific percentage will be declared upon the expiration date of the guaranteed period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

       Transfers from the Fixed Account may not be made prior to the first Contract Anniversary. Transfers must also be made prior to the Annuitization Date.

       Transfers among the sub-accounts may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without their having to elect this privilege. The Company will employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to the Contract Owners.

ASSIGNMENT

       Where permitted, the Contract Owner may assign the Contract at any time during the lifetime of the Annuitant and prior to the Annuity Commencement Date. Such assignment will take effect upon receipt by the

                                   17 of 86

Company of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or sufficiency of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment. Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

       If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to purchase payments made after August 13, 1982, which is pledged or assigned after August 13, 1982, shall be treated as a distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract, for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Individual Retirement Annuities and Tax Sheltered Annuities are not eligible for assignment.

LOAN PRIVILEGE

       Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity may receive a loan from the Contract Value, subject to the terms of the Contract, the Plan, and the Internal Revenue Code ("Code"), which impose restrictions on loans.

       Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balance owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.

       For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

       All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

       Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

       Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same proportion as when the loan was made, unless specified otherwise.

       If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

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       If a loan payment is not made when due, interest will continue to accrue.
The defaulted payment plus accrued interest will be deducted from any future distribution under the Contract and paid to the Company. Any loan payment which is not made when due, plus interest will be treated as a distribution, as permitted by law, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty.

       Loans may also be limited or controlled by the provisions of the employer's plan.

       Loan repayments must be identified as such or else they will be treated as purchase payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures of the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee. Individual Retirement Annuities, SEP-IRA and Non-Qualified Contracts are not eligible for loans.

BENEFICIARY PROVISIONS

       Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary from time to time during the lifetime of the Annuitant, by written notice to the Company. The change will, upon receipt by the Company at its Home Office, take effect as of the time the written notice was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

       Unless otherwise provided in the Contract or in an effective change of Beneficiary designation, all rights and interests of any Beneficiary predeceasing the Annuitant shall vest in the Contingent Beneficiary if designated. If a Contingent Beneficiary is not designated or predeceases the Beneficiary, all rights and interests of the Beneficiary will vest in the Contract Owner or the Contract Owner's estate.

       The Beneficiary will be the designated person or persons who survive the Annuitant, and if more than one survive, they will share equally unless otherwise specified in the Beneficiary designation. In the event that the Beneficiary dies before the Annuitant, the Contingent Beneficiary will become the Beneficiary.

OWNERSHIP PROVISIONS
       Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. A Joint Owner, if named, along with the Owner possesses an individual, undivided interest in the entire Contract. Unless otherwise provided, when a Joint Owner is named, the exercise of any ownership right in the Contract shall require a written authorization, signed by both the Owner and Joint Owner, signifying an intent to exercise such right. If the Owner or Joint Owner dies, a distribution will be made in accordance with the "Death of Contract Owner" provision, unless the person entitled to receive the distribution is the Owner's spouse, in which case a distribution may be paid or the Contract may be continued by such spouse treating the spouse as the Contract Owner, depending on the election of the spouse.
       The Contract Owner may name a new Contract Owner, Joint Owner, or Contingent Owner at any time which will automatically revoke any prior choice. Any request for change must be: (1) made in writing by both the Owner and Joint Owner, if applicable; and (2) received by the Company at its Home Office. A request for change of Contract Owner, Joint Owner, or Contingent Owner must be a "Proper Written Application" and may include a signature guarantee as specified in the "Surrender" section. The change will become effective as of the date the written request is signed. A new choice of Contract Owner, Joint Owner, or Contingent Owner will not apply to any payment made or action taken by the Company prior to the time it was received.
       A change in the Annuitant or Payee will have the following conditions:
(1) request for such change must be made by the Contract Owner and Joint Owner, if applicable; (2) request must be made in writing on a form acceptable to the Company; (3) request must be signed by the Contract Owner and Joint Owner, if applicable, and the person to be named as Annuitant; and (4) such change is subject to underwriting by the Company. If the Owner is not an individual, a change of the Annuitant shall be treated as the death of the Owner for purposes of the "Death of Contract Owner" provisions. A change in the Annuitant will only be permitted prior to Annuitization. If the Contract is issued in connection with a Qualified Plan, the rights of the Contract Owner an Annuitant may be subject to specific rules set forth in the plan document.



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SUBSTITUTION OF SECURITIES

       If the shares of the above underlying Mutual Fund options should no longer be available for investment by the Variable Account or if in the judgment of the Company's management further investment in such underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another underlying Mutual Fund for underlying Mutual Fund shares already purchased or to be purchased in the future by purchase payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.
CONTRACT OWNER INQUIRIES

       Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-562-2969, TDD 1-800-238-3035.

                     ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

       At the Annuity Commencement Date the Variable Account Contract Value is applied to the Annuity Payment Option elected in accordance with the Annuity Table in the Contract.

       Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuity Commencement Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT
       The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a sub-account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

       A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

       Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20.

ANNUITY COMMENCEMENT DATE

       The Contract Owner selects an Annuity Commencement Date at the time of Application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue.

CHANGE IN ANNUITY COMMENCEMENT DATE

       The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.



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ANNUITY PAYMENT OPTIONS

       The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuity Commencement Date, elect one of the following Annuity Payment Options and the Payee to whom the annuity payments will be made. THE ANNUITY PAYMENTS WILL BE MADE TO THE PAYEE NAMED BY THE CONTRACT OWNER. UNLESS OTHERWISE INDICATED IN THE APPLICATION OR UPON ANNUITIZATION, THE ANNUITANT WILL BE THE PAYEE. THE OWNER MAY CHANGE THE PAYEE TO WHOM ANNUITY PAYMENTS WILL BE MADE AT ANYTIME.

       Option 1- Life Annuity- An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR ONLY ONE ANNUITY PAYMENT TO BE MADE IF THE ANNUITANT DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

       Option 2- Joint and Last Survivor Annuity- An annuity payable monthly during the joint lifetime of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       Option 3- Life Annuity With 120 or 240 Monthly Payments Guaranteed- An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary or the Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum. The present value, computed as of the date in which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

       Option 4- 120-240 Monthly Payments Guaranteed- An Annuity payable monthly for a guaranteed period certain of 120 or 240 months. If at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, any guaranteed annuity payments will be continued during the remainder of the selected period tot he Beneficiary in accordance with the provisions described in Option 3 above.

       Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

       If the Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, the Contract Value will continue to accumulate. Contracts issued in connection with Qualified Plans, Tax Sheltered Annuities or Individual Retirement Accounts are subject to the minimum distribution requirements set forth in the Plan, Contract, or Internal Revenue Service regulations.

DEATH OF CONTRACT OWNER

       Upon the death of the Owner or Joint Owner, if any, the following rules will apply in those situations in which the Contract was not issued in connection with a Qualified Plan, Tax Sheltered Annuity or Individual Retirement Annuity.

        1. In the event the death occurs before the Annuity Commencement Date, the party entitled to receive the distribution may elect to continue the Contract for a period not longer than five years after the Owner's death. In the alternative, such party may elect to receive the distribution in the form of a life annuity or an annuity for a period certain not exceeding his life expectancy. Such annuity must begin within one year from the date of the Owner's death (subject to Treasury regulations). If the party entitled to the distribution elects to receive a lump sum payment within 90 days of the death of the Owner, such payment will equal the greater of (1) the sum of all purchase payments, or (2) the contract value, without deduction for any remaining sales charges. Any distribution will be paid in accordance with the following:

       (a) If the deceased Owner and the Annuitant are not the same person, the distribution will be paid to the Joint Owner, if any. If no Joint Owner is named, the Contingent Owner, if any, will receive the

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
              distribution. If there is no Joint Owner or Contingent Owner, the distribution will be paid to the Owner's estate.

       (b) If the deceased Owner and the Annuitant are the same person, the distribution will be paid to the Beneficiary.

       If the person entitled to receive the distribution is the Owner's spouse, the Contract may be continued by such spouse without compliance with the distribution rules set forth herein.

2. In the event the death occurs on or after the Annuity Commencement Date, distribution, if any, must be made at least as rapidly as under the method of distribution in effect as of the date of the Owner's death. The distribution, if any, will be paid in accordance with the succession provisions described in paragraph 1(a) and (b) above, and will be based on the Annuity Payment Option elected. In the event of the Owner's death, the Payee may not receive any further distribution under the Contract unless the Payee is also named as the Joint Owner, Contingent Owner, or Beneficiary.
       If the Contract Owner is not a natural person, the death of the Annuitant (or a change of the Annuitant) will be treated like a death of the Contract Owner and will result in a distribution pursuant to Section (1), regardless of whether a Contingent Annuitant has also been named. The distribution will take the form of either:

       (a) the Death Benefit described below (if the Annuitant has died and there is no Contingent Annuitant), or, in all other cases,

       (b) the benefit described in Section (1) above, except that in the event of a change of Annuitant, the benefit will be paid to the Contract Owner if the Annuitant is living, or as a Death Benefit to the Beneficiary upon the death of the Annuitant (and the Contingent Annuitant, if any) prior to the expiration of the period described in Section (1) above.
       Contracts issued in connection with Qualified Plans or Individual Retirement Accounts will be subject to specific rules, set forth in the Plan or Contract, concerning distributions upon the death of the Owner or Designated Annuitant.
DEATH BENEFIT AT DEATH OF DESIGNATED ANNUITANT PRIOR TO THE ANNUITY COMMENCEMENT DATE

       If the Annuitant dies prior to the Annuity Commencement Date, a Death Benefit will be paid to the Beneficiary upon receipt of due proof of death of the Annuitant. If the Owner has also named a Contingent Annuitant, the death benefit will be paid to the Beneficiary upon the death of the last survivor of the Annuitant and Contingent Annuitant. The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives both 1) due proof of death and 2) an election for a) a single sum payment or b) Annuity Payment Option.

       If a single sum settlement is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is desired, election may be made by the Beneficiary during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid to the Beneficiary in a single sum. The amount of the death benefit will be the greater of (i) the sum of all purchase payments, less any amounts surrendered, or (ii) the Contract Value.

DEATH BENEFIT AFTER THE ANNUITY COMMENCEMENT DATE

       If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, will be based on the Annuity Payment Option elected.

REQUIRED DISTRIBUTION FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES
       The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Minimum Death Incidental Benefit (MDIB) provisions of
Section 401(a)(9) of the Internal Revenue Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner or Annuitant under the Annuity Payments Option selected, over a period not exceeding:
A. the life of the Owner or Annuitant or the lives of the Owner or Annuitant and the Owner or Annuitant's designated Beneficiary; or



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B.     a period not extending beyond the life expectancy of the Owner or
       Annuitant or the life expectancy of the Owner or Annuitant and the Owner or Annuitant's designated Beneficiary.

       If the Owner or Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70-1/2 (the Required Beginning Date). In the case of a governmental plan or church plan (as defined in Code Section 89(i)(4)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.
       If the Owner dies prior to the commencement of his or her distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the year during which the fifth anniversary of his or her death occurs unless:
(a) In the case of a Tax Sheltered Annuity the Owner names his or her surviving spouse as the beneficiary and such spouse elects to:
       (i) treat the annuity as a Tax Sheltered Annuity established for his or her benefit; or
       (ii) receive distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70-1/2; or
(b) In the case of a Tax Sheltered Annuity or a Qualified Contract the Owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.
       If the Owner dies after distribution has commenced, distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

       Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner or Annuitant by the life expectancy of the Owner or Annuitant, or the joint and last survivor expectancy of the Owner or Annuitant and the Owner or Annuitant's designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Code Section 1.72-9 of the Income Tax Regulations.
REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

       Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which you attain age 70-1/2. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) your life or the lives of you and your spouse or designated beneficiary, or (b) a period not extending beyond your life expectancy or the life expectancy of you and your spouse or designated beneficiary.

       If the Owner dies prior to the commencement of his distribution, the interest in the IRA must be distributed by December 31 of the year during which the fifth anniversary of his death occurs unless:
(a) The Owner names his or her surviving spouse as the beneficiary and such spouse elects to:

       (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

       (ii) receive distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70-1/2; or

(b) The Owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

       If the Owner dies after distribution has commenced, distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except to the extent that a surviving spouse beneficiary elects to treat the contract as his or her own, in the same manner as described in section
(a)(i) in this provision.



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
       If the amounts distributed do not satisfy the distribution rules mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

       A pro-rata portion of all distributions will be included in the gross income of the person receiving the distribution and taxed at ordinary income tax rates. The portion of the distribution which is taxable is based on the ratio between the amount by which non-deductible contributions exceed prior non-taxable distributions and total account balances at the time of the distribution. The Owner must annually report the amount of non-deductible contributions, the amount of any distribution, the amount by which non-deductible contributions for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Accounts and Annuities.

       IRA distributions will not receive the benefit of the tax treatment of a lump sum distribution from a qualified plan. If the Owner dies prior to the time distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

       The Company will make a determination of whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Internal Revenue Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. The payment will be reduced by any such tax the Company is required to pay by Section 2603 of the Internal Revenue Code. A direct skip may occur when property is transferred to or a benefit is paid to an individual two or more generations younger than the Contract Owner.

                               GENERAL INFORMATION

CONTRACT OWNER SERVICES

       DOLLAR COST AVERAGING-The Contract Owner may direct the Company to automatically transfer from the Reserve Account Portfolio sub-account or the Fixed Account to any other sub-account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. To qualify for Dollar Cost Averaging, there must be a minimum total Contract Value of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Reserve Account Portfolio sub-account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (See "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Reserve Account Portfolio sub-account or the Fixed Account will be processed monthly until either the value in the Reserve Account Portfolio sub-account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

       The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Contract Owners however, any such discontinuation would not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

       SYSTEMATIC WITHDRAWALS-A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all sub-accounts in which the Contract Owner has an interest, and the Fixed Account. A Contingent Deferred Sales Charge may apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59-1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.



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       The Company reserves the right to discontinue offering Systematic
Withdrawals upon 30 days' written notice to Contract Owners, however any such discontinuation would not affect systematic withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

       The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional purchase payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurate unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

       Purchase payments are allocated to one or more sub-accounts within the Variable Account in accordance with the designation of the underlying Mutual Fund options by the Contract Owner, and converted into Accumulation Units.
       The initial first year purchase payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by purchase payments made on an annualized basis. Purchase payments, if any, after the first Contract Year must be at least $10 each. The Company, however, reserves the right to lower this $10 purchase payment minimum for certain payroll deduction programs. The Contract Owner may increase or decrease purchase payments or change the frequency of payment. The Contract Owner is not obligated to continue purchase payments in the amount or at the frequency elected. There are no penalties for failure to continue purchase payments.

       The cumulative total of all purchase payments under Contracts issued on the life of any one Annuitant may not exceed $1,000,000 without prior consent of the Company.

       THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

       The initial purchase payment allocated to designated sub-accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase, if the Application and all information necessary for processing the purchase order are complete upon receipt by the Company, and the Company may retain the purchase payment for up to 5 business days while attempting to complete an incomplete Application. If the Application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the purchase payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the purchase payment until the Application is made complete. Thereafter, the purchase payment will be priced within 2 business days.

       Purchase payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

       The value of a Variable Account Accumulation Unit for each sub-account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that sub-account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the sub-account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.




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
NET INVESTMENT FACTOR

       The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the sub-account determined at the end of the current Valuation Period, plus
       (2) the per share amount of any dividend or capital gain distributions made by the underlying Mutual Fund held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

(b) is the net asset value per share of the underlying Mutual Fund held in the sub-account determined as of the end of the immediately preceding Valuation Period.

(c) is a factor representing the Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal on an annual basis to 1.30% of the daily net asset value of the Variable Account.

       For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

       The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge.

VALUATION OF ASSETS

       Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

       The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each sub-account are determined by dividing the net amount allocated to the sub-account by the Accumulation Unit Value for the sub-account for the Valuation Period during which the purchase payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.

SURRENDER (REDEMPTION)

       While the Contract is in force and prior to the earlier of the Annuity Commencement Date or the death of the Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper Written Application" means that the surrender must be requested in writing by the Contract Owner, and the Company may require that the signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a Commercial Bank or a Savings and Loan, which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, or surviving joint owner), the Company will require additional documentation of a customary nature.

       The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (See "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all sub-accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each sub-account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the sub-accounts and Fixed Account bears to the total Contract Value.



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
       The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of purchase payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

       With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination in a Texas public institution of higher education. A participant will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts of other carriers during the period of participation in the Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT

       Except as provided below, the Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:

A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code
       Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Internal Revenue Code (403(b)(7) Custodial Accounts), may be executed only-

       1. when the Contract Owner attains age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Code
              Section 72(m)(7)); or

       2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B. The surrender limitations described in A. above for Tax Sheltered Annuities apply to:

       1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

       2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

       3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties of a Qualified Contract or Tax Sheltered Annuity.

       A premature distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Internal Revenue Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time.



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
       The contract surrender provisions may also be modified pursuant to the plan terms and Internal Revenue Code tax provisions when the contract is issued to fund a Qualified Plan.

       INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

TAXES

       The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts.

       Section 72 of the Internal Revenue Code (the "Code") governs taxation of annuities in general. That section sets forth different rules for annuities purchased by (1) Qualified Plans (corporate pension and profit sharing plans, simplified employee pension individual retirement accounts, plans, and retirement plans for self-employed individuals), Individual Retirement Annuities, and Tax Sheltered Annuities and (2) annuities which are not purchased by such plans. Each type of annuity is discussed separately below.

       The Tax Reform Act of 1986 and subsequent legislation changed some of the rules regarding the tax treatment of distributions from Qualified Plans and annuities purchased by Qualified Plans. You should consult your financial consultant or legal or tax advisor to discuss in detail your particular tax situation and the use of the Contracts.

       Generally the amount of any payment of items of interest to a nonresident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

NON-QUALIFIED CONTRACTS

       The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

       Distributions made from the Contract prior to the Annuity Commencement Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual. When these rules are applied, all annuity contracts issued after October 21, 1988, by the same company to the same policyholder during any 12-month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury regulations which may be issued to prevent the avoidance of the purpose of these rules. Different rules apply with respect to any investment in a Contract made prior to August 14, 1982. Distributions prior to the Annuity Commencement Date with respect to that portion of the Contract are treated first as a recovery of the investment in the Contract as of that date. A distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

       The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for the Contracts used to fund Qualified Plans, Individual Retirement Annuities and Tax Sheltered Annuities; immediate annuities; and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase.

       Internal Revenue Code Section 72 also provides for a penalty, equal to 10% of any distribution which is includable in gross income, if such distribution is made prior to attaining age 59-1/2, the death or disability of the Contract Owner. The penalty does not apply if the distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the taxpayer (and the

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
taxpayer's Beneficiary), or is made from an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company Policy and subject to limitations of the Contract including but not limited to first year withdrawals. If the Annuitant selects an annuity for life or life expectancy and changes the method of payment before the expiration of 5 years and the attainment of age 59-1/2, the early withdrawal penalty will apply. The penalty will be equal to that which would have been imposed had no exception applied from the outset, and the Annuitant will also pay interest on the amount of the penalty from the date it would have originally applied until it is actually paid.

       In order to qualify as an annuity under Section 72, the Contract provides for distribution to be made in the event a Contract Owner dies prior to complete distribution of the proceeds of the Contract. Such distribution must continue at least as rapidly as under the annuity option chosen if payments had begun prior to the Contract Owner's death. Distribution must be made within 5 years otherwise. Payments to a designated beneficiary may, however, be made over his or her life or life expectancy if such payments begin within one year of the death of the Contract Owner. If the Contract Owner's beneficiary is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued. If the Contract Owner is not an individual, the death of the Annuitant (or a change of the Annuitant) will result in a distribution pursuant to these rules.

       The Company is required to withhold tax from certain distributions to the extent that such distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year.

       Payment of a benefit or transfer of any property to an individual two or more generations younger than the Contract Owner may constitute a generation-skipping transfer subject to taxation under Section 2601 et seq. of the Internal Revenue Code.

DIVERSIFICATION

       The Internal Revenue Service has promulgated regulations under Section 817(h) of the Internal Revenue Code ("Code") relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, INDIVIDUAL RETIREMENT ACCOUNTS AND TAX SHELTERED ANNUITIES

       The Contracts may be used with Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts, Tax Sheltered Annuities and other plans receiving favorable tax treatment. For information regarding eligibility, limitations on permissible amounts of purchase payments, and tax consequences on distribution from such plans, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

       Recent changes to the Internal Revenue Code of 1986, as amended, permit the rollover of most distributions from Qualified Plans to other Qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, an Individual Retirement Account, or an Individual Retirement Annuity. Distributions which may not be rolled over are those which are:

       1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more, or;

       2.     a required minimum distribution.



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
       Any distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the distribution is transferred directly to an appropriate plan as described above.

       These changes are generally effective January 1, 1993. The effective date for government Tax Sheltered Annuities may be delayed, but not beyond January 1, 1994, in states in which applicable statutes prohibit the direct transfer of a rollover distribution from such a plan. You should consult your financial consultant to discuss in detail your particular tax situation and the use of the Contracts.

       The Contract is available for Qualified Plans electing to comply with section 404(c) of the Employee Retirement Income Security Act (ERISA). It is the responsibility of the plan and its fiduciaries to determine and satisfy section 404(c) requirements.

                                LEGAL PROCEEDINGS

       There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.

       The Principal Underwriter, Smith Barney, Inc., is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                    PAGE
General Information and History....................................................................................   1
Services...........................................................................................................   1
Purchase of Securities Being Offered...............................................................................   1
Underwriters.......................................................................................................   2
Calculation of Yield Quotations of Money Market Sub-Accounts.......................................................   2
Annuity Payments...................................................................................................   2
Financial Statements...............................................................................................   3


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

                                    APPENDIX
       Purchase payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

       The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Variable Account-4 and any other segregated asset account. Fixed Account purchase payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

       The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

       The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

       Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the Contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR.

       The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

       Contract Owners may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter; therefore the Interest Rate Guarantee Period for deposits or transfers in the Fixed Account may continue for up to three months after a one year period has expired. Transfers under this provision must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.


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

                      ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

       A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

       The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY TABLES

       The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year).

ASSUMED INTEREST RATE

       The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year) and an assumed interest rate of 3.5%.



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

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1995

              INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                      BY THE NATIONWIDE VARIABLE ACCOUNT-4
                      OF NATIONWIDE LIFE INSURANCE COMPANY

       This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 1995. The Prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-562-2969, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                                                                                    PAGE
General Information and History..................................................................................     1
Services.........................................................................................................     1
Purchase of Securities Being Offered.............................................................................     1
Underwriters.....................................................................................................     2
Calculation of Yield Quotations of Money Market Sub-Accounts.....................................................     2
Annuity Payments.................................................................................................     2
Financial Statements.............................................................................................     3

GENERAL INFORMATION AND HISTORY

       The Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Corporation. Nationwide Corporation is a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%).

SERVICES

       The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.
       The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds.
       The financial statements and schedule have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.
PURCHASE OF SECURITIES BEING OFFERED

       The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").
       The Contract Owner may, on written request, transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. The Company reserves the right restrict transfers to 25% of the Contract Value for any 12 month period. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter; therefore the Interest Rate Guarantee Period for deposits or transfers in the Fixed Account may continue for up to three months after a one year period has expired. Transfers under this provision must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company may transfer from the Fixed Account to the Variable Account under the terms of that agreement.
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

       Transfers from the Fixed Account may not be made prior to the first Contract Anniversary. Transfers must also be made prior to the Annuity Commencement Date.

UNDERWRITERS
       The Contracts, which are offered continuously, are distributed by Smith Barney, Inc. ("Smith Barney"), 1345 Avenue of the Americas, New York, New York 10105. No underwriting commissions have been paid by the Company to Smith Barney, only sales commissions.
CALCULATION OF YIELD QUOTATIONS OF MONEY MARKET SUB-ACCOUNTS

       The yield of the Portfolio is its net income expressed in annualized terms. The Securities and Exchange Commission requires by rule that a yield quotation set forth in an advertisement for a "money market" fund be computed by a standardized method based on a historical seven calendar day period. The standardized yield is computed by determining the net change (exclusive of realized gains and losses and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in the account value by the value of the account at the beginning of the base period to obtain a base period return, and multiplying the base period return by 365/7 (366/7 in a leap year). The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and all fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size. The Portfolio may also calculate its effective yield by compounding the annualized base period return (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

       The yield quoted at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Portfolio, their quality and length of maturity, and the Portfolio's operating expenses. The length of maturity for the Portfolio is the average dollar weighted maturity of the Portfolio. This means that the Portfolio has an average maturity of a stated number of days for all of its issues. The calculation is weighted by the relative value of the investment.
       The yield fluctuates daily as the income earned on the investments of the Portfolio fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Money Market Fund is an open-end investment company and that there is no guarantee that the net asset value will remain constant. A shareholder's investment in the Money Market Fund is not insured. Investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. The yield quotation may be of limited use for comparative purposes because it does not reflect charges imposed at the Account level which, if included, would decrease the yield.
       Other funds of the money market type as well as banks and savings and loan associations may calculate their yield on a different basis, and the yield quoted by the Money Market Fund could vary upwards or downwards if another method of calculation or base period were used.
ANNUITY PAYMENTS

       See "Frequency and Amount of Annuity Payments" located in the Prospectus.

                                   34 of 86

                          Independent Auditors' Report
The Board of Directors and Contract Owners of
  Nationwide Variable Account-4
  Nationwide Life Insurance Company:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 as of December 31, 1994, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-4 as of December 31, 1994, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

      Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in
Schedule I is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 3, 1995


                                      3
                                   35 of 86

                          NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1994

Assets:

   Investments at market value:
      Smith Barney -- The Income and Growth Portfolio
         2,106,507 shares (cost $27,733,279) ..................................................................   $27,489,923

      Smith Barney -- The Reserve Account Portfolio
         203,940 shares (cost $2,657,023) .....................................................................     2,526,811

      Smith Barney -- The U.S. Government/High Quality
        Securities Portfolio
         388,452 shares (cost $5,169,407) .....................................................................     4,836,232
                                                                                                                   ----------
                  Total
                  investments..................................................................................    34,852,966

   Accounts receivable ........................................................................................         4,160
                                                                                                                   ----------

                  Total assets ................................................................................    34,857,126

Accounts payable ..............................................................................................            50
                                                                                                                   ----------
Contract owners' equity .......................................................................................   $34,857,076
                                                                                                                  ===========



Contract owners' equity represented by:                               Units           Unit Value
                                                                    ---------        -----------
   Contracts in accumulation phase:

        Smith Barney -- The Income and Growth Portfolio:
           Tax qualified........................................      391,641        $ 14.755003     $ 5,778,664
           Non-tax qualified ...................................    1,468,610          14.755003      21,669,345

        Smith Barney -- The Reserve Account Portfolio:
           Tax qualified........................................       38,755          12.884883         499,354
           Non-tax qualified ...................................      157,363          12.884883       2,027,604

        Smith Barney -- The U.S. Government/High Quality
         Securities Portfolio:
           Tax qualified........................................       55,926          13.168331         736,452
           Non-tax qualified ...................................      311,366          13.168331       4,100,171
                                                                    =========          =========
   Reserves for annuity contracts in payout phase:
           Tax qualified........................................                                          45,486
                                                                                                      ----------
                                                                                                     $34,857,076
                                                                                                     ===========

See accompanying notes to financial statements.


                                   36 of 86

                          NATIONWIDE VARIABLE ACCOUNT-4

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  YEARS ENDED DECEMBER 31, 1994, 1993 and 1992

                                                                                 1994             1993            1992
                                                                              ----------       ----------      ----------
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends........................         $    3,116,957        4,143,644        2,233,837
   Gain (loss) on investments:                                                ----------       ----------       ----------
      Proceeds from redemptions of mutual fund shares............              4,756,872        3,144,399        2,928,634
      Cost of mutual fund shares sold............................             (4,275,249)      (2,701,619)      (2,658,043)
                                                                              ----------       ----------       ----------
      Realized gain on investments...............................                481,623          442,780          270,591
      Change in unrealized gain (loss) on investments............             (4,516,671)         678,855          767,493
                                                                              ----------       ----------       ----------
         Net gain (loss) on investments..........................             (4,035,048)       1,121,635        1,038,084
                                                                              ----------       ----------       ----------
                  Net investment activity........................               (918,091)       5,265,279        3,271,921
                                                                              ----------       ----------       ----------



EQUITY TRANSACTIONS:
   Purchase payments received from contract owners...............                470,544          744,825        1,428,308
   Redemptions ..................................................             (2,859,453)      (1,754,297)      (1,034,344)
   Annuity benefits..............................................                (25,525)         (24,923)         (22,587)
   Adjustments to maintain reserves..............................                  3,085           43,694           17,781
                                                                              ----------       ----------       ----------
                  Net equity transactions........................             (2,411,349)        (990,701)         389,158
                                                                              ----------       ----------       ----------

EXPENSES (NOTE 2):
   Contract charges..............................................               (508,022)        (510,472)        (462,524)
   Contingent deferred sales charges.............................                (43,205)         (33,773)         (18,614)
                                                                              ----------       ----------       ----------
                  Total expenses.................................               (551,227)        (544,245)        (481,138)
                                                                              ----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY............................             (3,880,667)       3,730,333        3,179,941
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....................             38,737,743       35,007,410       31,827,469
                                                                              ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........................         $   34,857,076       38,737,743       35,007,410
                                                                              ==========       ==========       ==========


See accompanying notes to financial statements.


                                   37 of 86

                          NATIONWIDE VARIABLE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1994, 1993 and 1992

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization

     Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

   (b) The Contracts

     Only flexible purchase payment contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

     Contract owners in either the accumulation or the payout phase may invest in the following portfolios of the Smith Barney Variable Account Funds (Smith Barney):

         Smith Barney -- The Income and Growth Portfolio
         Smith Barney -- The Reserve Account Portfolio
         Smith Barney -- The U.S. Government/High Quality Securities Portfolio

     At December 31, 1994, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

     The market value of investments is based on the closing bid prices at December 31, 1994. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.


                                   38 of 86

(2) Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following administrative charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3) SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

           - Beginning unit value - Jan. 1

           - Reinvested capital gains and dividends
             (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

           - Unrealized gain (loss)
             (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)

           - Contract charges
             (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

           - Ending unit value - Dec. 31

           - Percentage increase (decrease) in unit value.

     For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.


                                   39 of 86

                                                                      Schedule I

                          NATIONWIDE VARIABLE ACCOUNT-4

                       TAX QUALIFIED and NON-TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1994, 1993 and 1992

                                                                                                         U.S. Gov't/
                                                                        Income &          Reserve       High Quality
                                                                         Growth           Account        Securities
                                                                        Portfolio        Portfolio        Portfolio
                                                                        ---------        ---------        ---------
1994

   Beginning unit value - Jan. 1                                       $15.427358        12.798932        13.398138
   Reinvested capital gains and dividends                                1.436656          .607748          .835012
   Unrealized gain (loss)                                               (1.912103)        (.354737)        (.892180)
   Contract charges                                                      (.196908)        (.167060)        (.172639)
   Ending unit value - Dec. 31                                         $14.755003        12.884883        13.168331
   Percentage increase (decrease) in unit value*                           (4)%              1%               (2)%


1993

   Beginning unit value - Jan. 1                                       $13.204279        12.397510        12.815045
   Reinvested capital gains and dividends                                1.887905          .667461          .833383
   Unrealized gain (loss)                                                 .522101         (.100072)        (.076929)
   Contract charges                                                      (.186927)        (.165967)        (.173361)
   Ending unit value - Dec. 31                                         $15.427358        12.798932        13.398138
   Percentage increase (decrease) in unit value*                            17%              3%                5%


1992

   Beginning unit value - Jan. 1                                       $11.987667        11.984895        12.147363
   Reinvested capital gains and dividends                                 .857150          .770000          .833842
   Unrealized gain (loss)                                                 .523123         (.197995)        (.003553)
   Contract charges                                                      (.163661)        (.159390)        (.162607)
   Ending unit value - Dec. 31                                         $13.204279        12.397510        12.815045
   Percentage increase (decrease) in unit value*                           10%               3%                5%


* An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

See accompanying independent auditor's report.


                                   40 of 86

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 13. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, in 1994 the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 27, 1995



                                   41 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets

                           December 31, 1994 and 1993
                                (000's omitted)

                                     Assets                                                1994                1993
                                     ------                                             -----------         ----------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturities (cost $8,318,865 in 1994)                                        $ 8,045,906                 -
      Equity securities (cost $18,373 in 1994; $8,263 in 1993)                               24,713            16,593
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310
      in 1994; $10,886,820 in 1993)                                                       3,688,787        10,120,978
   Mortgage loans on real estate                                                          4,222,284         3,871,560
   Real estate                                                                              252,681           253,831
   Policy loans                                                                             340,491           315,898
   Other long-term investments                                                               63,914           118,490
   Short-term investments (note 14)                                                         131,643            41,797
                                                                                        -----------       -----------
                                                                                         16,770,419        14,739,147
                                                                                        -----------       -----------

Cash                                                                                          7,436            21,835
Accrued investment income                                                                   220,540           190,886
Deferred policy acquisition costs                                                         1,064,159           811,944
Deferred Federal income tax                                                                  36,515                 -
Other assets                                                                                790,603           636,161
Assets held in Separate Accounts (note 8)                                                12,222,461         9,006,388
                                                                                        -----------       -----------
                                                                                        $31,112,133        25,406,361
                                                                                        ===========       ===========

                      Liabilities and Shareholder's Equity
                      ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                        16,321,461        14,092,255
Policyholders' dividend accumulations                                                       338,058           322,686
Other policyholder funds                                                                     72,770            71,959
Accrued Federal income tax (note 7):
   Current                                                                                   13,126            12,294
   Deferred                                                                                       -            31,659
                                                                                        -----------       -----------
                                                                                             13,126            43,953
                                                                                        -----------       -----------

Other liabilities                                                                           235,778           217,952
Liabilities related to Separate Accounts (note 8)                                        12,222,461         9,006,388
                                                                                        -----------       -----------
                                                                                         29,203,654        23,755,193
                                                                                        -----------       -----------

Shareholder's equity (notes 3, 4, 7 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                 3,815             3,815
   Paid-in additional capital                                                               622,753           422,753
   Unrealized gains (losses) on securities available-for-sale, net of adjustment to deferred policy acquisition costs of $82,525 ($0 in 1993) and net of
     deferred Federal income tax benefit of $64,425 ($1,583 expense in 1993)               (119,668)            6,747
   Retained earnings                                                                      1,401,579         1,217,853
                                                                                        -----------       -----------
                                                                                          1,908,479         1,651,168
                                                                                        -----------       -----------
Commitments and contingencies (notes 9 and 16)
                                                                                        $31,112,133        25,406,361
                                                                                        ===========       ===========

See accompanying notes to consolidated financial statements.

                                   42 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                            1994             1993             1992
                                                                         ----------       ----------       ----------
Revenues (note 17):
   Traditional life insurance premiums                                   $  209,538          215,715          226,888
   Accident and health insurance premiums                                   324,524          312,655          430,009
   Universal life and investment product policy charges                     239,021          188,057          148,464
   Net investment income (note 5)                                         1,289,501        1,204,426        1,120,157
   Net ceded commissions from disposition of credit life and
     credit accident and health business (note 12)                                -                -           27,115
   Realized gains (losses) on investments (notes 5 and 14)                  (16,384)         113,673          (19,315)
                                                                         ----------       ----------       ----------
                                                                          2,046,200        2,034,526        1,933,318
                                                                         ----------       ----------       ----------
Benefits and expenses:
   Benefits and claims                                                    1,279,763        1,236,906        1,319,735
   Provision for policyholders' dividends on participating
     policies (note 13)                                                      46,061           53,189           61,834
  Amortization of deferred policy acquisition costs                          94,744          102,134           99,197
  Other operating costs and expenses                                        352,402          329,396          321,993
                                                                         ----------       ----------       ----------
                                                                          1,772,970        1,721,625        1,802,759
                                                                         ----------       ----------       ----------
          Income before Federal income tax and cumulative
            effect of changes in accounting principles                      273,230          312,901          130,559
                                                                         ----------       ----------       ----------

Federal income tax (note 7):
   Current expense                                                           79,847           75,124           47,402
   Deferred expense (benefit)                                                 9,657           31,634          (13,660)
                                                                         ----------       ----------       ----------
                                                                             89,504          106,758           33,742
                                                                         ----------       ----------       ----------

          Income before cumulative effect of changes in
            accounting principles                                           183,726          206,143           96,817

Cumulative effect of changes in accounting principles,
   net of tax (note 3)                                                            -            5,365                -
                                                                         ----------       ----------       ----------
          Net income                                                     $  183,726          211,508           96,817
                                                                         ==========       ==========       ==========



         See accompanying notes to consolidated financial statements.

                                   43 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                        Unrealized
                                                                      gains (losses)
                                                        Paid-in       on securities                             Total
                                        Capital       additional      available-for-        Retained        shareholder's
                                         shares         capital         sale, net           earnings           equity
                                       ---------      -----------     --------------       ----------       -------------
1992:
   Balance, beginning of year           $  3,815         311,753              96,048          933,179           1,344,795
   Dividends paid to shareholder               -               -                   -           (5,846)             (5,846)
   Net income                                  -               -                   -           96,817              96,817
   Unrealized losses on equity
     securities, net of deferred
     Federal income tax                        -               -              (5,524)               -              (5,524)
                                       ---------      -----------     --------------       ----------       -------------
   Balance, end of year                 $  3,815         311,753              90,524        1,024,150           1,430,242
                                       =========      ===========     ==============       ==========       =============

1993:
   Balance, beginning of year              3,815         311,753              90,524        1,024,150           1,430,242
   Capital contributions                       -         111,000                   -                -             111,000
   Dividends paid to shareholder               -               -                   -          (17,805)            (17,805)
   Net income                                  -               -                   -          211,508             211,508
   Unrealized losses on equity
     securities, net of deferred
     Federal income tax                        -               -             (83,777)               -             (83,777)
                                       ---------      -----------     --------------       ----------       -------------
   Balance, end of year                 $  3,815         422,753               6,747        1,217,853           1,651,168
                                       =========      ===========     ==============       ==========       =============

1994:
   Balance, beginning of year              3,815         422,753               6,747        1,217,853           1,651,168
   Capital contribution                        -         200,000                   -                -             200,000
   Net income                                  -               -                   -          183,726             183,726
   Adjustment for change in
     accounting for certain
     investments in debt and
     equity securities, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax (note 3)               -               -             216,915                -             216,915
  Unrealized losses on securities
     available-for-sale, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax                        -               -            (343,330)               -            (343,330)
                                       ---------      -----------     --------------       ----------       -------------
  Balance, end of year                 $   3,815         622,753            (119,668)       1,401,579           1,908,479
                                       =========      ===========     ==============       ==========       =============



See accompanying notes to consolidated financial statements.

                                   44 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                              1994             1993             1992
                                                                           ----------       ----------       ----------
Cash flows from operating activities:
  Net income                                                               $  183,726          211,508           96,817
  Adjustments to reconcile net income to net cash provided by operating activities:
      Capitalization of deferred policy acquisition costs                    (264,434)        (191,994)        (177,928)
      Amortization of deferred policy acquisition costs                        94,744          102,134           99,197
      Amortization and depreciation                                             6,207           11,156            5,607
      Realized losses (gains) on invested assets, net                          15,949         (113,648)          19,092
      Deferred Federal income tax benefit                                      (2,166)          (6,006)         (13,105)
      Increase in accrued investment income                                   (29,654)         (4,218)          (11,518)
      (Increase) decrease in other assets                                    (112,566)        (549,277)           6,132
      Increase in policyholder account balances                             1,038,641          509,370           19,087
      Increase in policyholders' dividend accumulations                        15,372           17,316           18,708
      Increase (decrease) in accrued Federal income tax payable                   832           16,838          (15,723)
      Increase in other liabilities                                            17,826           26,958           73,512
      Other, net                                                              (19,303)         (11,745)         (10,586)
                                                                           ----------       ----------       ----------
        Net cash provided by operating activities                             945,174           18,392          109,292
                                                                           ----------       ----------       ----------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                     579,067                -                -
  Proceeds from sale of securities available-for-sale                         247,876          247,502           27,844
  Proceeds from maturity of fixed maturities held-to-maturity                 516,003        1,192,093        1,030,397
  Proceeds from sale of fixed maturities                                            -           33,959          123,422
  Proceeds from repayments of mortgage loans on real estate                   220,744          146,047          259,659
  Proceeds from sale of real estate                                            46,713           23,587           22,682
  Proceeds from repayments of policy loans and
     sale of other invested assets                                            134,998           59,643           99,189
  Cost of securities available-for-sale acquired                           (2,569,672)         (12,550)         (12,718)
  Cost of fixed maturities held-to-maturity acquired                         (675,835)      (2,016,831)      (2,687,975)
  Cost of mortgage loans on real estate acquired                             (627,025)        (475,336)        (654,403)
  Cost of real estate acquired                                                (15,962)          (8,827)        (137,843)
  Policy loans issued and other invested assets acquired                     (118,012)         (76,491)         (97,491)
                                                                           ----------       ----------       ----------
      Net cash used in investing activities                                (2,261,105)        (887,204)      (2,027,620)
                                                                           ----------       ----------       ----------

Cash flows from financing activities:
  Proceeds from capital contributions                                         200,000          111,000                -
  Dividends paid to shareholder                                                     -          (17,805)          (5,846)
  Increase in universal life and investment product account balances        3,640,958        2,249,740        2,468,236
  Decrease in universal life and investment product account balances       (2,449,580)      (1,458,504)        (575,180)
                                                                           ----------       ----------       ----------
      Net cash provided by financing activities                             1,391,378          884,431        1,887,210
                                                                           ----------       ----------       ----------

Net increase (decrease) in cash and cash equivalents                           75,447           15,619          (31,118)

Cash and cash equivalents, beginning of year                                   63,632           48,013           79,131
                                                                           ----------       ----------       ----------
Cash and cash equivalents, end of year                                     $  139,079           63,632           48,013
                                                                           ==========       ==========       ==========



See accompanying notes to consolidated financial statements.

                                   45 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                   Notes to Consolidated Financial Statements
                        December 31, 1994, 1993 and 1992
                                (000 s omitted)

(1)     Organization and Description of Business
        ----------------------------------------
        Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Financial Horizons Life Insurance Company (FHLIC), West Coast Life Insurance Company (WCLIC), National Casualty Company and subsidiaries (NCC), Nationwide Financial Services, Inc. (NFS), and effective December 31, 1994, Employers Life Insurance Company of Wausau and subsidiary (ELICW). NLIC and its subsidiaries are collectively referred to as "the Company".

        NLIC, FHLIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

        The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

            LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

            CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

            INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)     Summary of Significant Accounting Policies
        ------------------------------------------
        The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The estimates susceptible to significant change are those used in determining the liability for future policy benefits and claims and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

                                   46 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


                 (a) Consolidation Policy
                     --------------------

                     The December 31, 1994, 1993 and 1992 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries FHLIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 14. All significant intercompany balances and transactions have been eliminated.

                 (b) Valuation of Investments and Related Gains and Losses
                     -----------------------------------------------------

                     Prior to January 1, 1994, the Company classified fixed maturities in accordance with the then existing accounting standards, and accordingly, fixed maturity securities were carried at amortized cost, adjusted for amortization of premium or discount, since the Company had both the ability and intent to hold those securities until maturity. Equity securities were carried at fair value with the unrealized gains and losses, net of deferred Federal income tax, reported as a separate component of shareholder's equity.

                     In May 1993, the Financial Accounting Standards Board
                     (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING
                     STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES (SFAS 115). SFAS 115 requires fixed maturities and equity securities to be classified as either held-to-maturity, available-for-sale, or trading. The Company has no trading securities. The Company adopted SFAS 115 as of January 1, 1994, with no effect on consolidated net income. See note 3 regarding the effect on consolidated shareholder's equity.

                     Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

                     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Loans in foreclosure and loans considered in-substance foreclosed as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to
                     derive a new cost basis.   Real estate is carried at
                     cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

                     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

                     In May, 1993, the FASB issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN (SFAS 114). SFAS 114, which was amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND
                     DISCLOSURE in October, 1994, requires the measurement of impaired loans be based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The impact on the consolidated financial statements of adopting SFAS 114 as amended is not expected to be material. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 114 as amended in 1995.

                                   47 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued



                 (c) Revenues and Benefits
                     ---------------------

                     TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

                     UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

                     ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

                 (d) Deferred Policy Acquisition Costs
                     ---------------------------------

                     The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Beginning January 1, 1994, deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. See note 2(b).

                 (e) Separate Accounts
                     -----------------

                     Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

                 (f) Future Policy Benefits
                     ----------------------

                     Future policy benefits for traditional life and individual health policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

                     Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

                     Future policy benefits and claims for group long-term disability policies are the present value (primarily discounted at 5.5%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health policies are not discounted.

                                   48 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

                 (g) Participating Business
                     ----------------------
                     Participating business represents approximately 45%
                     (48% in 1993 and 1992) of the Company's ordinary life insurance in force, 72% (72% in 1993; 71% in 1992)
                     of the number of policies in force, and 41% (45% in 1993 and 1992) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

                     Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 13.

                 (h) Federal Income Tax
                     ------------------
                     NLIC, FHLIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company
                     (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company.
                     Beginning in 1995, ELICW will file a separate Federal income tax return.

                     In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.
                     Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

                     Prior to 1993, the Company applied the deferred method of accounting for income tax which recognized deferred income tax for income and expense items that are reported in different years for financial reporting purposes and income tax purposes using the tax rate applicable for the year of calculation. Under the deferred method, deferred tax is not adjusted for subsequent changes in tax rates. See note 7.

                     The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

                 (i) Reinsurance Ceded
                     -----------------
                     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

                 (j) Cash Equivalents
                     ----------------
                     For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

                 (k) Reclassification
                     ----------------
                     Certain items in the 1993 and 1992 consolidated financial statements have been reclassified to conform to the 1994 presentation.

                                   49 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(3)     Changes in Accounting Principles
        --------------------------------

        Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of a new accounting standard by the FASB as described in Note 2(b). As of January 1, 1994, the company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
              securities available-for-sale                                       $430,892
           Adjustment to deferred policy acquisition costs                         (97,177)
           Deferred Federal income tax                                            (116,800)
                                                                                  --------
                                                                                  $216,915
                                                                                  ========

        During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 7)              $ 26,344
           Accrual method of recognizing postretirement benefits other
              than pensions (net of tax benefit of $11,296), (note 11)             (20,979)
                                                                                  --------
                  Net cumulative effect of changes in accounting principles       $  5,365
                                                                                  ========

(4)     Basis of Presentation
        ---------------------
        The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and FHLIC, WCLIC, ELICW and NCC, filed with the Department ofInsurance of the State of Ohio, California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

        The following reconciles the statutory net income of NLIC as reported to regulatory authorities to the net income as shown in the accompanying consolidated financial statements:

                                                                                     1994           1993            1992
                                                                                   --------        -------         -------
           Statutory net income                                                    $ 76,532        185,943          33,812
           Adjustments to restate to the basis of GAAP:
                 Consolidating statutory net income of subsidiaries                  14,350         19,545          21,519
                 Increase in deferred policy acquisition costs, net                 167,166         89,860          78,731
                 Future policy benefits                                             (76,310)       (70,640)        (63,355)
                 Deferred Federal income tax (expense) benefit                       (9,657)       (31,634)         13,660
                 Equity in earnings of affiliates                                     1,013          7,121           4,618
                 Valuation allowances and other than temporary
                   declines accounted for directly in surplus                         6,275         (6,638)          3,402
                 Interest maintenance reserve                                        (7,332)        13,754           7,588
                 Cumulative effect of changes in accounting principles,
                   net of tax                                                             -          5,365               -
                 Other, net                                                          11,689         (1,168)         (3,158)
                                                                                   --------        -------         -------
                    Net income per accompanying consolidated
                       statements of income                                        $183,726        211,508          96,817
                                                                                   ========        =======         =======

                                   50 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The following reconciles the statutory capital shares and surplus of NLIC as reported to regulatory authorities to the shareholder's equity as shown in the accompanying consolidated financial statements:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Statutory capital shares and surplus                                    $1,262,861        992,631        647,307
           Add (deduct) cumulative effect of adjustments:
                 Deferred policy acquisition costs                                  1,064,159        811,944        722,084
                 Nonadmitted assets and furniture and equipment charged to
                   income in the year of acquisition, net of accumulated
                   depreciation                                                        16,120         22,573         15,712
                 Asset valuation reserve                                              153,387        105,596        138,727
                 Interest maintenance reserve                                          18,843         21,069          7,315
                 Future policy benefits                                              (310,302)      (238,231)      (167,591)
                 Deferred Federal income tax, including effect of changes in
                   accounting principles in 1993                                       36,515        (31,659)       (82,724)
                 Cumulative effect of change in accounting principles for
                   postretirement benefits other than pensions, gross                       -        (32,275)             -
                 Difference between amortized cost and fair value of fixed
                  maturity securities available-for-sale, gross                      (272,959)             -              -
                 Other, net                                                           (60,145)          (480)       149,412
                                                                                   ----------     ----------     ----------
                     Shareholder's equity per accompanying consolidated
                        balance sheets                                             $1,908,479      1,651,168      1,430,242
                                                                                   ==========     ==========     ==========

(5)     Investments
        -----------

        An analysis of investment income by investment type follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Gross investment income:
               Securities available-for-sale:
                 Fixed maturities                                                  $  674,346              -              -
                 Equity securities                                                        550          7,230          6,949
               Fixed maturities held-to-maturity                                      193,009        800,255        754,876
               Mortgage loans on real estate                                          376,783        364,810        334,769
               Real estate                                                             40,280         39,684         27,410
               Short-term                                                               6,990          5,080          7,298
               Other                                                                   42,831         33,832         30,717
                                                                                   ----------       --------       --------
                     Total investment income                                        1,334,789      1,250,891      1,162,019
           Less investment expenses                                                    45,288         46,465         41,862
                                                                                   ----------     ----------     ----------
                     Net investment income                                         $1,289,501      1,204,426      1,120,157
                                                                                   ==========     ==========     ==========


        An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Securities available-for-sale:
              Fixed maturities                                                    $  (703,851)             -              -
              Equity securities                                                        (1,990)      (128,837)        (9,195)
           Fixed maturities held-to-maturity                                         (421,427)       223,392         17,774
                                                                                  -----------       --------       --------
                                                                                  $(1,127,268)        94,555          8,579
                                                                                  ===========       ========       ========


                                   51 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued



        An analysis of realized gains (losses) on investments by investment type follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Realized on disposition of investments:
             Securities available-for-sale:
                Fixed maturities                                                     $(13,720)             -              -
                Equity securities                                                       1,427        129,728          7,215
             Fixed maturities                                                               -         21,159         13,399
             Mortgage loans on real estate                                            (16,130)       (17,763)       (30,334)
             Real estate and other                                                      5,765        (12,813)       (12,997)
                                                                                   ----------       --------       --------
                                                                                      (22,658)       120,311        (22,717)
                                                                                   ----------       --------       --------


           Valuation allowances:
             Securities available-for-sale:
                Fixed maturities                                                        6,600              -              -
             Fixed maturities                                                               -           (934)         1,792
             Mortgage loans on real estate                                             (4,332)       (10,478)        (5,969)
             Real estate and other                                                      4,006          4,774          7,579
                                                                                   ----------       --------       --------
                                                                                        6,274         (6,638)         3,402
                                                                                   ----------       --------       --------
                                                                                     $(16,384)       113,673        (19,315)
                                                                                   ==========       ========       ========

        The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                                    Gross           Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                 -----------       ----------     ----------       ----------
          Securities available-for-sale
          -----------------------------
            Fixed maturities:
              US Treasury securities and obligations of US
                government corporations and agencies              $  393,156           1,794         (18,941)         376,009
              Obligations of states and political
                subdivisions                                           2,202              55             (21)           2,236
              Debt securities issued by foreign governments          177,910             872          (9,205)         169,577
              Corporate securities                                 4,201,738          50,405        (128,698)       4,123,445
              Mortgage-backed securities                           3,543,859          18,125        (187,345)       3,374,639
                                                                 -----------       ----------     ----------       ----------
                  Total fixed maturities                           8,318,865          71,251        (344,210)       8,045,906
            Equity securities                                         18,373           6,636            (296)          24,713
                                                                 -----------       ----------     ----------       ----------
                                                                  $8,337,238          77,887        (344,506)       8,070,619
                                                                 ===========       ==========     ==========       ==========

          Fixed maturity securities held-to-maturity
          ------------------------------------------
              Obligations of states and political
                subdivisions                                      $   11,613              92            (255)          11,450
              Debt securities issued by foreign governments           16,131             111             (39)          16,203
              Corporate securities                                 3,661,043          34,180        (120,566)       3,574,657
                                                                 -----------       ----------     ----------       ----------
                                                                  $3,688,787          34,383        (120,860)       3,602,310
                                                                 ===========       ==========     ==========       ==========

                                   52 of 86

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The amortized cost and estimated fair value of investments of fixed maturity securities were as follows as of December 31, 1993:

                                                                                    Gross           Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                 -----------       ----------     ----------       ----------
               US Treasury securities and obligations of US
                 government corporations and agencies            $   287,738          18,204          (392)           305,550
               Obligations of states and political
                 subdivisions                                         16,519           2,700            (5)            19,214
               Debt securities issued by foreign governments         137,092           7,719        (1,213)           143,598
               Corporate securities                                6,819,355         647,778       (15,648)         7,451,485
               Mortgage-backed securities                          2,860,274         121,721       (15,022)         2,966,973
                                                                 -----------       ----------     ----------       ----------
                                                                 $10,120,978         798,122       (32,280)        10,886,820
                                                                 ===========       ==========     ==========       ==========

        As of December 31, 1993 the net unrealized gain on equity securities, before providing for deferred Federal income tax, was $8,330, comprised of gross unrealized gains of $8,345 and gross unrealized losses of $15.

        The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1994, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                      Amortized          Estimated
                                                                        cost            fair value
                                                                     ----------         -----------
           Fixed maturity securities available-for-sale
           --------------------------------------------
           Due in one year or less                                   $  294,779            294,778
           Due after one year through five years                      2,553,825          2,490,886
           Due after five years through ten years                     1,382,311          1,327,089
           Due after ten years                                          544,091            558,514
                                                                     ----------         -----------
                                                                      4,775,006          4,671,267
           Mortgage-backed securities                                 3,543,859          3,374,639
                                                                     ----------         -----------
                                                                     $8,318,865          8,045,906
                                                                     ==========         ===========

           Fixed maturity securities held-to-maturity
           ------------------------------------------
           Due in one year or less                                   $  333,517            333,000
           Due after one year through five years                      1,953,179          1,942,260
           Due after five years through ten years                     1,080,069          1,013,083
           Due after ten years                                          322,022            313,967
                                                                     ----------         -----------
                                                                     $3,688,787          3,602,310
                                                                     ==========         ===========

        Proceeds from the sale of securities available-for-sale during 1994 were $247,876, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959 ($123,422 during 1992). Gross gains of $3,406 ($2,413 in 1993 and $3,194 in 1992) and gross losses of $21,866 ($39 in 1993 and $513 in 1992) were realized on those sales.

        Investments that were non-income producing for the twelve month period preceding December 31, 1994 amounted to $11,513 ($13,158 for 1993) and consisted of $11,111 ($10,907 in 1993) in real estate and $402 ($2,251 in 1993) in other long-term investments.

        Real estate is presented at cost less accumulated depreciation of $29,275 in 1994 ($24,717 in 1993) and valuation allowances of $27,330 in 1994 ($31,357 in 1993). Other valuation allowances are $0 in 1994 ($6,680 in 1993) on fixed maturities and $47,892 in 1994 ($42,350 in
        1993) on mortgage loans on real estate.

                                   53 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. Foreclosures of mortgage loans on real estate were $37,187 in 1994 ($39,281 in 1993) and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878 ($24,658 as of December 31, 1993), which approximates fair value.

        Investments with an amortized cost of $11,137 and $11,383 as of December 31, 1994 and 1993, respectively, were on deposit with various regulatory agencies as required by law.

(6)     Future Policy Benefits and Claims
        ---------------------------------
        The liability for future policy benefits for traditional life and individual health policies has been established based upon the following assumptions:

           Interest rates:  Interest rates vary as follows:

                  Year of issue                                   Life                                     Health
                  -------------                                   ----                                     ------
                  1994                7.2 %, not graded - permanent contracts with loan provisions;         5.0%
                                      6.0%, not graded - all other contracts
                  1984-1993           7.4% to 10.5%, not graded                                             5.0% to 6%
                  1966-1983           6% to 8.1%, graded over 20 years to 4% to 6.6%                        3.5% to 6%
                  1965 and prior      generally lower than post 1965 issues                                 3.5% to 4%

           Withdrawals: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

           Mortality: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

        The liability for future policy benefits for investment contracts (approximately 81% and 80% of the total liability for future policy benefits as of December 31, 1994 and 1993, respectively) has been established based on policy term, interest rates and various contract provisions. The average interest rate credited on investment product policies was 6.5%, 7.0% and 7.5% for the years ended December 31, 1994, 1993 and 1992, respectively.

        Future policy benefits and claims for group long-term disability policies are the present value (primarily discounted at 5.5%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health policies are not discounted.

        Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                  1994           1993           1992
                                                                ---------      --------       --------
           Balance as of January 1                              $591,258        760,312        672,581
              Less reinsurance recoverables                      429,798        547,786        445,934
                                                                ---------      --------       --------
                    Net balance as of January 1                  161,460        212,526        226,647
                                                                ---------      --------       --------
           Incurred related to:
              Current year                                       273,299        309,721        360,545
              Prior years                                        (26,156)       (26,248)       (17,433)
                                                                ---------      --------       --------
                 Total incurred                                  247,143        283,473        343,112
                                                                ---------      --------       --------
           Paid related to:
              Current year                                       175,700        208,978        226,886
              Prior years                                         73,889        125,561        130,347
                                                                ---------      --------       --------
                 Total paid                                      249,589        334,539        357,233
                                                                ---------      --------       --------
           Unpaid claims of ELICW (note 14)                       40,223              -              -
                                                                ---------      --------       --------
                    Net balance as of December 31                199,237        161,460        212,526

              Plus reinsurance recoverables                      457,694        429,798        547,786
                                                                ---------      --------       --------
           Balance as of December 31                            $656,931        591,258        760,312
                                                                ========       ========       ========

                                   54 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        As a result of changes in estimates for insured events of prior years, the provision for claims and claim adjustment expenses decreased in each of the three years ended December 31, 1994 due to lower-than-anticipated costs to settle accident and health claims.

(7)     Federal Income Tax
        ------------------

        Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA is approximately $35,344 as of December 31, 1994.

        The Company adopted STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES (SFAS 109), as of January 1, 1993. See note 3. The 1992 consolidated financial statements have not been restated to apply the provisions of SFAS 109.

        The significant components of deferred income tax expense for the years ended December 31 are as follows:

                                                                       1994           1993
                                                                      ------         ------
           Deferred income tax expense (exclusive of the
              effects of other components listed below)               $9,657         29,930
           Adjustments to deferred income tax assets and
              liabilities for enacted changes in tax laws
              and rates                                                    -          1,704
                                                                      ------         ------
                                                                      $9,657         31,634
                                                                      ======         ======

        For the year ended December 31, 1992, the deferred income tax benefit results from timing differences in the recognition of income and expense for income tax and financial reporting purposes.
        The primary sources of those timing differences were deferred policy acquisition costs (deferred expense of $16,457) and reserves for future policy benefits (deferred benefit of $32,045).

        Total Federal income tax expense for the years ended December 31, 1994, 1993 and 1992 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:


                                                                 1994                        1993                  1992
                                                                 ----                        ----                  ----
                                                          Amount        %           Amount        %           Amount      %
                                                         -------       ----        --------      ----        -------     ----
           Computed (expected) tax expense               $95,631       35.0        $109,515      35.0        $44,390     34.0
           Tax exempt interest and dividends
              received deduction                            (194)      (0.1)         (2,322)     (0.7)        (4,172)    (3.2)
           Current year increase in U.S. Federal
              income tax rate                                  -          -           1,704       0.5              -        -
           Real estate valuation allowance
              adjustment                                       -          -               -         -         (3,463)    (2.7)
           Other, net                                     (5,933)      (2.1)         (2,139)     (0.7)        (3,013)    (2.3)
                                                         -------       ----        --------      ----        -------     ----
                 Total (effective rate of each
                   year)                                 $89,504       32.8        $106,758      34.1        $33,742     25.8
                                                         =======       ====        ========      ====        =======     ====

        Total Federal income tax paid was $87,576, $58,286 and $63,124 during the years ended December 31, 1994, 1993 and 1992, respectively.

                                   55 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1994 and 1993 are as follows:

                                                                              1994            1993
                                                                            --------        ---------
           Deferred tax assets:
              Future policy benefits                                        $124,044          129,995
              Fixed maturity securities available-for-sale                    95,536                -
              Liabilities in Separate Accounts                                94,783           64,722
              Mortgage loans on real estate and real estate                   25,632           24,020
              Other policyholder funds                                         7,137            7,759
              Other assets and other liabilities                              57,528           41,390
                                                                            --------        ---------
                Total gross deferred tax assets                              404,660          267,886
                                                                            --------        ---------


           Deferred tax liabilities:
              Deferred policy acquisition costs                              317,224          243,731
              Fixed maturities, equity securities and other
                 long-term investments                                         3,620           11,137
              Other                                                           47,301           44,677
                                                                            --------        ---------
                Total gross deferred tax liabilities                         368,145          299,545
                                                                            --------        ---------
                      Net deferred tax asset (liability)                    $ 36,515          (31,659)
                                                                            ========        =========

        The Company has determined that valuation  allowances are not necessary as of December 31, 1994 and 1993 and January 1, 1993 (date of adoption of SFAS 109) based on its analysis of future deductible
        amounts.   All future deductible amounts can be offset by future
        taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

(8)     Disclosures about Fair Value of Financial Instruments
        -----------------------------------------------------

        STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on insurance contracts are provided to make the fair value disclosures more meaningful.

        The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures:

           CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the balance sheets for these instruments approximate their fair value.

                                   56 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued



           INVESTMENT SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available.
           For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

           SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices.
           The fair value of liabilities related to Separate Accounts is the amount payable on demand.

           MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is valued at the estimated fair value of the underlying collateral.

           INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

           POLICY RESERVES ON INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

           POLICYHOLDERS DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
           FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

        Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on insurance contracts were as follows as of December 31:

                                                                    1994                             1993
                                                                    ----                             ----
                                                       Carrying         Estimated        Carrying         Estimated
                                                        amount         fair value         amount         fair value
                                                      -----------      -----------      -----------      -----------
        Assets
        ------
        Investments:
          Securities available-for-sale:
            Fixed maturities                          $ 8,045,906        8,045,906                -                -
            Equity securities                              24,713           24,713           16,593           16,593
          Fixed maturities held-to-maturity             3,688,787        3,602,310       10,120,978       10,886,820
          Mortgage loans on real estate                 4,222,284        4,173,284        3,871,560        4,175,271
          Policy loans                                    340,491          340,491          315,898          315,898
          Short-term investments                          131,643          131,643           41,797           41,797
        Cash                                                7,436            7,436           21,835           21,835
        Assets held in Separate Accounts               12,222,461       12,222,461        9,006,388        9,006,388

        Liabilities
        -----------
        Investment contracts                           12,189,894       11,657,556       10,332,661       10,117,288
        Policy reserves on insurance contracts          3,170,085        2,934,384        2,945,120        2,873,503
        Policyholders' dividend accumulations             338,058          338,058          322,686          322,686
        Other policyholder funds                           72,770           72,770           71,959           71,959
        Liabilities related to Separate Accounts       12,222,461       11,807,331        9,006,388        8,714,586


                                   57 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued



(9)     Additional Financial Instruments Disclosures
        --------------------------------------------

        FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

        Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243,200 extending into 1995 were outstanding as of December 31, 1994.

        SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1993) in any geographic area and no more than 2%
        (2% in 1993) with any one borrower. The summary below depicts loans by remaining principal balance as of each December 31:

                                                                                                 Apartment
                                                Office            Warehouse       Retail          & other           Total
                                               --------           ---------      ---------       ---------        ----------
             1994:
               East North Central              $109,233            103,499         540,686         191,489           944,907
               East South Central                24,298             10,803         127,845          76,897           239,843
               Mountain                           3,150             13,770         140,358          39,682           196,960
               Middle Atlantic                   61,299             53,285         140,847          30,111           285,542
               New England                       10,536             43,282         139,131               4           192,953
               Pacific                          195,393            210,930         397,911          68,768           873,002
               South Atlantic                    87,150             81,576         424,150         210,354           803,230
               West North Central               127,760             11,766          80,854           4,738           225,118
               West South Central                51,013             84,796         184,923         194,788           515,520
                                               --------           ---------      ---------       ---------        ----------
                                               $669,832            613,707       2,176,705         816,831         4,277,075
                                               ========           =========      =========       =========
                  Less valuation allowances and unamortized discount                                                  54,791
                                                                                                                  ----------
                       Total mortgage loans on real estate, net                                                   $4,222,284
                                                                                                                  ==========
             1993:
               East North Central              $109,208           108,478          470,755         158,964           847,405
               East South Central                27,562             1,460          117,341          69,991           216,354
               Mountain                           3,228             4,742          105,560          23,065           136,595
               Middle Atlantic                   56,664            52,766          132,821          15,414           257,665
               New England                       10,565            48,398          142,530               8           201,501
               Pacific                          174,409           185,116          389,428          65,497           814,450
               South Atlantic                   112,640            58,165          391,102         238,337           800,244
               West North Central               104,933            13,458           78,408           3,917           200,716
               West South Central                50,955            47,103          183,420         161,033           442,511
                                               --------           ---------        -------       ---------        ----------
                                               $650,164           519,686        2,011,365         736,226         3,917,441
                                               ========           =========      =========       =========
                  Less valuation allowances and unamortized discount                                                  45,881
                                                                                                                  ----------
                       Total mortgage loans on real estate, net                                                   $3,871,560
                                                                                                                  ==========

                                   58 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(10)    Pension Plan
        ------------

        NLIC, FHLIC, WCLIC, NCC, and NFS participate together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of any three consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

        Pension costs charged to operations by the Company during the years ended December 31, 1994, 1993 and 1992 were $10,451, $6,702 and
        $4,613, respectively.

        The Company's net accrued pension expense as of December 31, 1994 and 1993 was $1,836 and $1,472, respectively.

        The net periodic pension cost for the plan as a whole for the years ended December 31, 1994, 1993 and 1992 follows:

                                                                       1994             1993             1992
                                                                     --------         --------         --------
            Service cost (benefits earned during the period)          $64,740           47,694           44,343
            Interest cost on projected benefit obligation              73,951           70,543           68,215
            Actual return on plan assets                              (21,495)        (105,002)         (62,307)
            Net amortization and deferral                             (62,150)          20,832          (24,281)
                                                                     --------         --------         --------
               Net periodic pension cost                              $55,046           34,067           25,970
                                                                     ========         ========         ========

        Basis for measurements, net periodic pension cost:

            Weighted average discount rate                               5.75%           6.75%            7.25%
            Rate of increase in future compensation levels               4.50%           4.75%            5.25%
            Expected long-term rate of return on plan assets             7.00%           7.50%            8.00%

        Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                                1994             1993
                                                                             ----------       ----------
                     Accumulated benefit obligation:
                        Vested                                               $  914,850          972,475
                        Nonvested                                                 7,570           10,227
                                                                             ----------       ----------
                                                                             $  922,420          982,702
                                                                             ==========       ==========
                     Projected benefit obligation for
                        services rendered to date                             1,305,547        1,292,477
                     Plan assets at fair value                                1,241,771        1,208,007
                                                                             ----------       ----------
                     Plan assets less than projected benefit
                        obligation                                              (63,776)         (84,470)
                     Unrecognized prior service cost                             46,201           49,551
                     Unrecognized net losses                                     39,408           55,936
                     Unrecognized net assets at January 1, 1987                 (21,994)         (24,146)
                                                                             ----------       ----------
                          Net accrued pension expense                        $     (161)          (3,129)
                                                                             ==========       ==========

                 Basis for measurements, funded status of plan:

                     Weighted average discount rate                               7.50%            5.75%
                     Rate of increase in future compensation levels               6.75%            4.50%

                                   59 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(11)    Postretirement Benefits Other Than Pensions
        -------------------------------------------

        In addition to the defined benefit pension plan, NLIC, FHLIC, WCLIC, NCC and NFS participate with other affiliated companies in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement life insurance contributions are based on age and coverage amount of each retiree. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. The accounting for the health care plan anticipates future cost-sharing changes to the written plan that are consistent with the Company's expressed intent to increase the retiree contribution amount annually for expected health care inflation. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. The Company began funding in 1994. Plan assets are invested in group annuity contracts of NLIC.

        Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits. Postretirement benefit cost for 1992, which was recorded on a cash basis, has not been restated.

        The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the consolidated statement of income as a
        cumulative effect of a change in accounting principle.   See note 3.
        The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Net periodic postretirement benefit cost for 1994 was $4,627. The Company's accrued postretirement benefit obligation as of December 31, 1994 and 1993 was $36,001 and $35,277, respectively.

        Actuarial assumptions for the measurement of the December 31, 1994 accumulated postretirement benefit obligation include a discount rate of 8% and an assumed health care cost trend rate of 11%, uniformly declining to an ultimate rate of 6% over 12 years.

        Actuarial assumptions for the measurement of the December 31, 1993 accumulated postretirement benefit obligation and the 1994 net periodic postretirement benefit cost include a discount rate of 7% and an assumed health care cost trend rate of 12%, uniformly declining to an ultimate rate of 6% over 12 years.

        Actuarial assumptions used to determine the accumulated postretirement benefit obligation as of January 1, 1993 and the 1993 net periodic postretirement benefit cost include a discount rate of 8% and an assumed health care cost trend rate of 14%, uniformly declining to an ultimate rate of 6% over 12 years.

        Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                                             1994             1993
                                                                                          ---------        ---------
           Accumulated postretirement benefit obligation:
              Retirees                                                                    $  76,677           90,312
              Fully eligible, active plan participants                                       22,013           24,833
              Other active plan participants                                                 59,089           84,103
                                                                                          ---------        ---------
                 Accumulated postretirement benefit obligation                              157,779          199,248
              Plan assets at fair value                                                      49,012                -
                                                                                          ---------        ---------
                 Plan assets less than accumulated postretirement benefit
                   obligation                                                              (108,767)        (199,248)
              Unrecognized net (gains) losses                                               (41,497)          15,128
                                                                                          ---------        ---------
                 Accrued postretirement benefit obligation                                $(150,264)        (184,120)
                                                                                          =========        =========

                                   60 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued
        The amount of net periodic postretirement benefit cost for the plan as a whole for the years ended December 31, 1994 and 1993 is as follows:

                                                                                                   1994            1993
                                                                                                 -------         -------
           Net periodic postretirement benefit cost:
              Service cost - benefits attributed to employee service during the year             $ 8,586            7,090
              Interest cost on accumulated postretirement benefit obligation                      14,011           13,928
              Actual return on plan assets                                                        (1,622)               -
              Net amortization and deferral                                                        1,622                -
                                                                                                 -------           ------
                 Net periodic postretirement benefit cost                                        $22,597           21,018
                                                                                                 =======           ======

        The health care cost trend rate assumption has a significant effect on the amounts reported. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1994 and 1993 by $8,109 and $15,621, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1994 and 1993 by $866 and $2,377, respectively.

(12)    Portfolio Transfer of Credit Life and Credit Accident and Health
        ----------------------------------------------------------------
        On March 13, 1992, WCLIC entered into an assignment and assumption agreement with American Bankers Life Assurance Company of Florida (ABLAC) under which ABLAC assumed, by portfolio transfer, substantially all of WCLIC's credit life and accident and health policies in force as of January 1, 1992. A pre-tax loss of approximately $15,000 was recognized from this transaction in 1992. The loss represents approximately $34,000 of amortization of deferred policy acquisition costs, less approximately $27,000 in ceded commissions earned, plus death benefits incurred and other expenses. Under the terms defined in the assignment and assumption agreement, WCLIC is contingently liable for adverse development of claims activity up to a defined limit. As of December 31, 1994, WCLIC has provided for a contingent liability based on the development of claims experience through December 31, 1994. As of December 31, 1993, WCLIC had provided for the maximum contingent liability in the absence of conclusive claims experience development.

(13)    Regulatory Risk-Based Capital, Retained Earnings and Dividend
        -------------------------------------------------------------
        Restrictions
        ------------

        Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

        In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
        (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, at the year-end shall inure to the benefit of the shareholders. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

        In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.

                                   61 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

        The amount of shareholder's equity other than capital shares was $1,904,664, $1,647,353, and $1,426,427 as of December 31,
        1994, 1993 and 1992, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions and to adjustments relating to GAAP was $929,934, $954,037 and $841,583 as of December 31, 1994, 1993 and 1992,
        respectively.

        Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department of Insurance of the State of Ohio is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $1,707,110, of shareholder's equity, as presented in the accompanying consolidated financial statements, is restricted as to dividend payments in 1995.

        California law limits the payment of dividends to shareholders of WCLIC. The maximum dividend that may be paid by WCLIC without prior approval of the Commissioner of the State of California Department of Insurance is limited to the greater of WCLIC's statutory net income of the preceding calendar year or 10% of WCLIC's statutory shareholder's surplus as of the prior December 31. Therefore, $126,489 of WCLIC's shareholder's equity is restricted as to dividend payments in 1995.

        Wisconsin law limits the payment of dividends to shareholders of ELICW. The maximum dividend that may be paid by ELICW without prior approval of the Commissioner of the State of Wisconsin is limited to the greater of ELICW's statutory net income of the preceding calendar year or 10% of ELICW s statutory surplus as of the prior December 31, Therefore, $135,369 of ELICW's shareholder's equity is restricted as to dividend payments in 1995.

        Michigan law limits the payment of dividends to shareholders of NCC. The maximum dividend that may be paid by NCC without prior approval of the Commissioner of the State of Michigan Bureau of Insurance is limited to the greater of NCC's statutory net income, not including realized capital gains, of the preceding calendar year or 10% of NCC's statutory shareholder's surplus as of the prior December 31. Therefore, $66,564 of NCC's shareholder's equity is restricted as to dividend payments in 1995. In addition, prior approval is not required for a dividend which does not increase gross leverage to a point in excess of the United States consolidated industry average for the most recent available year.

(14)    Transactions With Affiliates
        ----------------------------
        Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for an amount approximating $165,000, subject to specified adjustments, if any, subsequent to year end. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. An accrual approximating $10,000 is reflected in the accompanying consolidated balance sheet. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

        The deferred compensation annuity line of business of the Company is primarily sold through Public Employees Benefit Services Corporation (PEBSCO). The Company paid PEBSCO commissions and administrative fees of $26,699, $22,681 and $20,146 in 1994, 1993 and
        1992, respectively.  PEBSCO is a wholly owned subsidiary of Corp.

        The Company and NEA Valuebuilder Investor Services, Inc. (NEAVIS) have contracted with the National Education Association (NEA) to provide individual annuity contracts to be marketed exclusively to members of the NEA. The Company paid NEAVIS a marketing development fee of $11,095, $9,229 and $6,426 in 1994, 1993 and 1992, respectively.
        NEAVIS is a wholly owned subsidiary of Corp.

        The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

                                   62 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued



        The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1994 and 1993 were not material.

        During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

        Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and
        ELICW as of December 31, 1994. These contracts are immaterial to the consolidated financial statements.

        NCC participates in several 100% quota share reinsurance agreements with NMIC. NCC serves as the licensed insurer as required for an affiliated excess and surplus lines company and cedes 100% of direct written premiums to NMIC. In 1989, NCC transferred 100% of assets and unearned premiums and loss reserves related to a discontinued block of assumed reinsurance to NMIC (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%). Effective January 1, 1993, NCC entered into a 100% quota share reinsurance agreement to cede to NMIC 100% of all written premiums not subject to any other reinsurance agreements.

        As a result of these agreements, and in accordance with STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 113 - ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS, the following amounts are included in the consolidated financial statements as of December 31, 1994 and 1993 for reinsurance ceded:

                                                                    1994             1993
                                                                  --------         --------
           Reinsurance recoverable                                $575,721          533,401
           Unearned premium reserves                              (118,092)        (102,644)
           Loss and claim reserves                                (371,974)        (352,303)
           Loss and expense reserves                               (85,655)         (78,454)
                                                                  --------         --------
                                                                  $      0                0
                                                                  ========         ========

        The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

        The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash
        Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $92,531 and $28,683 at December 31, 1994 and 1993, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(15)    Bank Lines of Credit
        --------------------

        As of December 31, 1994 and 1993, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization. Additionally, NFS had $27,000 of confirmed but unused bank lines of credit.

                                   63 of 86

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued



(16)    Contingencies
        -------------

        The  Company is a defendant in various lawsuits.   In the
        opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(17)    Major Lines of Business
        -----------------------

        The Company operates in the life and accident and health lines of business in the life insurance and property and casualty insurance industries. Life insurance operations include whole life, universal life, variable universal life, endowment and term life insurance and annuity contracts issued to individuals and groups. Accident and health operations also provide coverage to individuals and groups.

        The following table summarizes the revenues and income before Federal income tax and cumulative effect of changes in accounting principles for the years ended December 31, 1994, 1993 and 1992 and assets as of December 31, 1994, 1993 and 1992, by line of business.

                                                                                  1994              1993             1992
                                                                              -----------       ----------       ----------
            Revenues:
                 Life insurance                                               $ 1,577,809        1,479,956        1,406,417
                 Accident and health                                              345,544          339,764          475,290
                 Investment income allocated to capital and surplus               122,847          214,806           51,611
                                                                              -----------        ---------        ---------
                      Total                                                   $ 2,046,200        2,034,526        1,933,318
                                                                              ===========        =========        =========
            Income before Federal income tax and cumulative
                effect of changes in accounting principles:
                 Life insurance                                                   141,650           83,917           78,627
                 Accident and health                                               13,220           15,043              436
                 Investment income allocated to capital and surplus               118,360          213,941           51,496
                                                                              -----------        ---------        ---------
                      Total                                                   $   273,230          312,901          130,559
                                                                              ===========        =========        =========
            Assets:
                 Life insurance                                                28,351,628       22,982,186       19,180,561
                 Accident and health                                              852,026          773,007          343,535
                 Capital and surplus                                            1,908,479        1,651,168        1,430,242
                                                                              -----------        ---------        ---------
                      Total                                                   $31,112,133       25,406,361       20,954,338
                                                                              ===========        =========        =========

        Included in life insurance revenues are premiums from certain annuities with life contingencies of $20,134 ($35,341 and $54,066 for the years ended December 31, 1993 and 1992, respectively) as well as universal life and investment product policy charges of $239,021 ($188,057 and $148,464 for the years ended December 31, 1993 and 1992 respectively) for the year ended December 31, 1994.

        Allocations of investment income and certain general expenses were based on a number of assumptions and estimates, and reported operating results would change by line if different methods were applied. Investment income and realized gains allocable to policyholders in 1994 were $1,193,292 and $1,775, respectively.

(18)    Subsequent Event
        ----------------

        On January 30, 1995, FHLIC received approval from the Ohio Secretary of State to change its name to Nationwide Life and Annuity Insurance Company.

                                   64 of 86

PART C. OTHER INFORMATION

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS                              PAGE
          (a)  Financial Statements:

             (1) Financial statements and schedule included in Prospectus
                  (Part A):

                  Condensed Financial Information.                                12

              (2) Financial statements and schedule included
                  in Part B:

                  Those financial statements and schedule                         35
                  required by Item 23 to be included in Part B
                  have been incorporated therein by reference
                  to the Prospectus (Part A).

          Nationwide Variable Account-4:

                  Independent Auditors' Report.                                   35

                  Statement of Assets, Liabilities and Contract                   36
                  Owners' Equity as of December 31, 1994.

                  Statements of Operations and Changes in                         37
                  Contract Owners' Equity for the years ended
                  December 31, 1994, 1993 and 1992.

                  Notes to Financial Statements.                                  38

                  Schedule 1.                                                     40

          Nationwide Life Insurance Company:

                  Independent Auditors' Report.                                   41

                  Consolidated Balance Sheets as of December                      42
                  31, 1994 and 1993.

                  Consolidated Statements of Income for the                       43
                  years ended December 31, 1994, 1993 and
                  1992.

                  Consolidated Statements of Shareholder's                        44
                  Equity for the years ended December 31,
                  1994, 1993 and 1992.

                  Consolidated Statements of Cash Flows for                       45
                  the years ended December 31, 1994, 1993
                  and 1992.

                  Notes to Consolidated Financial Statements.                     46


                                   65 of 86

Item 24.        (b) Exhibits

                        (1) Resolution of the Depositor's Board
                            of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (2) Not Applicable

                        (3) Underwriting or Distribution of contracts between
                            the Registrant and Principal Underwriter -
                            Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (4) The form of the variable annuity contract - Filed
                            previously with the Registration Statement, and hereby incorporated by reference.

                        (5) Varible Annuity Application - Filed previously with
                            the Registration Statement, and hereby
                            incorporated by reference.

                        (6) Articles of Incorporation of Depositor - Filed
                            previously with the Registration Statement, and hereby incorporated by reference.

                        (7) Not Applicable

                        (8) Not Applicable

                        (9) Opinion of Counsel - Filed previously with the
                            Registration Statement, and hereby incorporated by reference.

                       (10) Not Applicable

                       (11) Not Applicable

                       (12) Not Applicable

                       (13) Not Applicable




                                   66 of 86

Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

                   NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                    BUSINESS ADDRESS                         WITH DEPOSITOR
                  Lewis J. Alphin                                Director
                  519 Bethel Church Road
                  Mount Olivet, NC  28365

                  Willard J. Engel                               Director
                  1100 East Main Street
                  Marshall, MN 56258

                  Fred C. Finney                                 Director
                  1558 West Moreland Road
                  Wooster, OH 44691

                  Peter F. Frenzer                     President and Chief Operating Officer
                  One Nationwide Plaza                         and Director
                  Columbus, OH  43215

                  Charles L. Fuellgraf, Jr.                      Director
                  600 South Washington Street
                  Butler, PA  16001

                  Henry S. Holloway                           Chairman of the
                  1247 Stafford Road                               Board
                  Darlington, MD  21034

                  D. Richard McFerson                 President and Chief Executive Officer-
                  One Nationwide Plaza                    Nationwide Insurance Enterprise
                  Columbus, OH  43215                          and Director

                  David O. Miller                                Director
                  115 Sprague Drive
                  Hebron, Ohio  43025

                  C. Roy Noecker                                 Director
                  2770 State Route 674 South
                  Ashville, OH 43103

                  James F. Patterson                             Director
                  8765 Mulberry Road
                  Chesterland, OH  44026

                  Robert H. Rickel                               Director
                  P.O. Box 319
                  Bayview, ID  83803

                                   67 of 86

                   NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                    BUSINESS ADDRESS                         WITH DEPOSITOR
                  Arden L. Shisler                               Director
                  2724 West Lebanon Road
                  Dalton, OH  44618

                  Robert L. Stewart                              Director
                  88740 Fairview Road
                  Jewett, OH  43986

                  Nancy C. Thomas                                Director
                  10835 Georgetown Street NE
                  Louisville, OH  44641

                  Harold W. Weihl                                Director
                  14282 King Road
                  Bowling Green, OH  43402

                  Gordon E. McCutchan                    Executive Vice President,
                  One Nationwide Plaza                  Law and Corporate Services
                  Columbus, OH  43215                          and Secretary

                  James E. Brock                          Senior Vice President -
                  One Nationwide Plaza                 Investment Product Operations
                  Columbus, OH  43215

                  W. Sidney Druen                    Senior Vice President and General
                  One Nationwide Plaza                Counsel and Assistant Secretary
                  Columbus, OH  43215

                  Harvey S. Galloway, Jr.           Senior Vice President-Chief Actuary-
                  One Nationwide Plaza                 Life, Health, and Annuities
                  Columbus, OH  43215

                  Richard A. Karas                     Senior Vice President - Sales
                  One Nationwide Plaza                      Financial Services
                  Columbus, OH  43215

                  Robert A. Oakley                        Senior Vice President-
                  One Nationwide Plaza                    Chief Financial Officer
                  Columbus, Ohio  43215

                  Carl J. Santillo                         Senior Vice President
                  One Nationwide Plaza                  Life and Health Operations
                  Columbus, OH  43215

                  Michael D. Bleiweiss                        Vice President-
                  One Nationwide Plaza                     Deferred Compensation
                  Columbus, OH  43215

                  Joseph F. Ciminero                          Vice President-
                  One Nationwide Plaza                     Financial Operations
                  Columbus, OH  43215

                                   68 of 86

                   NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                    BUSINESS ADDRESS                         WITH DEPOSITOR
                  Matthew S. Easley                          Vice President -
                  One Nationwide Plaza                     Annuity and Pension Actuarial
                  Columbus, OH  43215

                  Ronald L. Eppley                            Vice President-
                  One Nationwide Plaza                           Pensions
                  Columbus, OH  43215

                  Timothy E. Murphy                      Vice President-Strategic
                  One Nationwide Plaza                      Planning/Marketing
                  Columbus, Ohio  43215

                  R. Dennis Noice                             Vice President-
                  One Nationwide Plaza                    Individual Investment Products
                  Columbus, OH  43215

                  Joseph P. Rath                             Vice President -
                  One Nationwide Plaza                   Associate General Counsel
                  Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

            * Subsidiaries for which separate financial statements are filed

            ** Subsidiaries included in the respective consolidated financial statements

            *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

            ****  other subsidiaries



                                   69 of 86

                                                                          NO. VOTING SECURITIES
                                                                          (SEE ATTACHED CHART)
                                                                            UNLESS OTHERWISE
             COMPANY                            STATE OF ORGANIZATION           INDICATED         PRINCIPAL BUSINESS
    Nationwide Mutual Insurance Company                  Ohio                                     Insurance Company
    (Casualty)

    Nationwide Mutual Fire Insurance Company             Ohio                                     Insurance Company

    Nationwide Investing Foundation                    Michigan                                   Investment Company

    Nationwide Insurance Enterprise Foundation           Ohio                                     Membership Non-Profit
                                                                                                  Corporation

    Nationwide Insurance Golf Charities, Inc.            Ohio                                     Membership Non-Profit
                                                                                                  Corporation

    Farmland Mutual Insurance Company                    Iowa                                     Insurance Company

    F & B, Inc.                                          Iowa                                     Insurance Agency

    Farmland Life Insurance Company                      Iowa                                     Life Insurance Company

    Nationwide Agribusiness Insurance Company            Iowa                                     Insurance Company

    Colonial Insurance Company of California          California                                  Insurance Company

    Nationwide General Insurance Company                 Ohio                                     Insurance Company

    Nationwide Property & Casualty Insurance             Ohio                                     Insurance Company
    Company

**  Nationwide Life and Annuity Insurance                Ohio                                     Life Insurance Company
    Company

    Scottsdale Insurance Company                         Ohio                                     Insurance Company

    Scottsdale Indemnity Company                         Ohio                                     Insurance Company

    Neckura Insurance Company                          Germany                                    Insurance Company

    Neckura Life Insurance Company                     Germany                                    Life Insurance Company

    Neckura General Insurance Company                  Germany                                    Insurance Company

    Columbus Service, GMBH                             Germany                                    Insurance Broker

    Auto-Direkt Insurance Company                      Germany                                    Insurance Company

    Neckura Holding Company                            Germany                                    Administrative service for
                                                                                                  Neckura Insurance Group

    SVM Sales GMBH, Neckura Insurance Group            Germany                                    Sales support for Neckura
                                                                                                  Insurance Group

                                   70 of 86

                                                                   NO. VOTING SECURITIES
                                                                   (SEE ATTACHED CHART)
                                                                     UNLESS OTHERWISE
           COMPANY                          STATE OF ORGANIZATION        INDICATED          PRINCIPAL BUSINESS
Lone Star General Agency, Inc.                      Texas                                   Insurance Agency

Colonial County Mutual Insurance Company            Texas                                   Insurance Company

Nationwide Communications Inc.                       Ohio                                   Radio Broadcasting Business

Nationwide Community Urban Redevelopment             Ohio                                   Redevelopment of blighted
Corporation                                                                                 areas within the City of
                                                                                            Columbus, Ohio

Insurance Intermediaries, Inc.                       Ohio                                   Insurance Broker and
                                                                                            Insurance Agency

Nationwide Cash Management Company                   Ohio                                   Investment Securities Agent

California Cash Management Company                California                                Investment Securities Agent

Nationwide Development Company                       Ohio                                   Owns, leases and manages
                                                                                            commercial real estate

Allnations, Inc.                                     Ohio                                   Promotes cooperative
                                                                                            insurance corporations
                                                                                            worldwide

Gates, McDonald & Company of New York              New York                                 Workers Compensation Claims
                                                                                            Administration

Nationwide Indemnity Company                         Ohio                                   Reinsurance Company

NWE, Inc.                                            Ohio                                   Special Investments

                                   71 of 86

                                                              NO. VOTING SECURITIES
                                                              (SEE ATTACHED CHART)
                                                                 UNLESS OTHERWISE
        COMPANY                        STATE OF ORGANIZATION         INDICATED         PRINCIPAL BUSINESS
  Nationwide Corporation                       Ohio                                    Organized for the purpose of
                                                                                       acquiring, holding,
                                                                                       encumbering, transferring,
                                                                                       or otherwise disposing of
                                                                                       shares, bonds, and other
                                                                                       evidences of indebtedness,
                                                                                       securities, and contracts of
                                                                                       other persons, associations,
                                                                                       corporations, domestic or
                                                                                       foreign and to form or
                                                                                       acquire the control of other
                                                                                       corporations

  Nationwide Health Care Corporation           Ohio                                    Develops and operates
                                                                                       Managed Care Delivery System

  InHealth, Inc.                               Ohio                                    Health Maintenance
                                                                                       Organization (HMO)

  InHealth Agency, Inc.                        Ohio                                    Insurance Agency

  InHealth Management Systems, Inc.            Ohio                                    Develops and operates
                                                                                       Managed Care Delivery System

**West Coast Life Insurance Company         California                                 Life Insurance Company

  Gates, McDonald & Company                    Ohio                                    Cost Control Business

  Gates, McDonald & Company of Nevada         Nevada                                   Self-Insurance
                                                                                       Administration, Claims
                                                                                       Examining, and Data
                                                                                       Processing Services

  Nationwide Investors Services, Inc.          Ohio                                    Stock Transfer Agent

  Leber Direkt Insurance Company             Germany                                   Life Insurance Company

**Nationwide Life Insurance Company            Ohio                                    Life Insurance Company

                                   72 of 86

                                                                     NO. VOTING SECURITIES
                                                                     (SEE ATTACHED CHART)
                                                                       UNLESS OTHERWISE
          COMPANY                            STATE OF ORGANIZATION         INDICATED            PRINCIPAL BUSINESS
**  Nationwide Property Management, Inc.             Ohio                                       Owns, leases, manages and
                                                                                                deals in Real Property.

**  MRM Investments, Inc.                            Ohio                                       Owns and operates a
                                                                                                Recreational Ski Facility

**  National Casualty Company                      Michigan                                     Insurance Company

**  Nationwide Financial Services, Inc.              Ohio                                       Registered Broker-Dealer,
                                                                                                Investment Manager and
                                                                                                Administrator

*   Nationwide Separate Account Trust           Massachusetts                                   Investment Company

*   Nationwide Investing Foundation II          Massachusetts                                   Investment Company

*   Financial Horizons Investment Trust         Massachusetts                                   Investment Company

    PEBSCO Securities Corp.                        Oklahoma                                     Registered Broker-Dealer in
                                                                                                Deferred Compensation Market

**  National Premium and Benefit                   Delaware                                     Insurance Administrative
    Administration Company                                                                      Services

    Public Employees Benefit Services              Delaware                                     Marketing and Administration
    Corporation                                                                                 of Deferred Employee
                                                                                                Compensation Plans for
                                                                                                Public Employees

    PEBSCO of Massachusetts Insurance Agency,   Massachusetts                                   Markets and Administers
    Inc.                                                                                        Deferred Compensation Plans
                                                                                                for Public Employees

                                   73 of 86

                                                                     NO. VOTING SECURITIES
                                                                     (SEE ATTACHED CHART)
                                                                        UNLESS OTHERWISE
           COMPANY                           STATE OF ORGANIZATION         INDICATED               PRINCIPAL BUSINESS
Public Employees Benefit Services                   Alabama                                        Markets and Administers
Corporation of Alabama                                                                             Deferred Compensation Plans
                                                                                                   for Public Employees

Public Employees Benefit Services                   Montana                                        Markets and Administers
Corporation of Montana                                                                             Deferred Compensation Plans
                                                                                                   for Public Employees

PEBSCO of Texas, Inc.                                Texas                                         Markets and Administers
                                                                                                   Deferred Compensation Plans
                                                                                                   for Public Employees

Public Employees Benefit Services                  Arkansas                                        Markets and Administers
Corporation of Arkansas                                                                            Deferred Compensation Plans
                                                                                                   for Public Employees

Public Employees Benefit Services                 New Mexico                                       Markets and Administers
Corporation of New Mexico                                                                          Deferred Compensation Plans
                                                                                                   for Public Employees

Wausau Lloyds                                       Texas                                          Texas Lloyds Company

Wausau Service Corporation                        Wisconsin                                        Holding Company

American Marine Underwriters, Inc.                 Florida                                         Underwriting Manager

Greater La Crosse Health Plans, Inc.              Wisconsin                                        Writes Commercial Health and
                                                                                                   Medicare Supplement Insurance

Wausau Business Insurance Company                  Illinois                                        Insurance Company

Wausau Preferred Health Insurance Company         Wisconsin                                        Insurance and Reinsurance
                                                                                                   Company

Wausau Insurance Co. Limited (U.K.)             United Kingdom                                     Insurance and Reinsurance
                                                                                                   Company

Wausau Underwriters Insurance Company             Wisconsin                                        Insurance Company

Employers Life Insurance Company of Wausau        Wisconsin                                        Life Insurance Company

                                   74 of 86

                                                              NO. VOTING
                                                              SECURITIES
                                                         (SEE ATTACHED CHART)
                                           STATE OF        UNLESS OTHERWISE
           COMPANY                       ORGANIZATION         INDICATED           PRINCIPAL BUSINESS
Employers Insurance of Wausau              Wisconsin                              Insurance Company
A Mutual Company

Wausau General Insurance Company           Illinois                               Insurance Company

Countrywide Services Corporation           Delaware                               Products Liability,
                                                                                  Investigative and Claims
                                                                                  Management Services

Wausau International Underwriters          California                             Special Risks, Excess and

                                                                                  Surplus Lines Insurance

                                                                                  Underwriting Manager

Companies Agency, Inc. (Wisconsin)         Wisconsin                              Insurance Broker

Companies Agency Insurance Services of     California                             Insurance Broker
California, Inc.

Companies Agency of Idaho, Inc.            Idaho                                  Insurance Broker

Key Health Plan, Inc.                      California                             Pre-paid health plans

Pension Associates of Wausau, Inc.         Wisconsin                              Pension plan administration,
                                                                                  record keeping and
                                                                                  consulting and compensation
                                                                                  consulting

Companies Agency of Phoenix, Inc.          Arizona                                Insurance Broker

Companies Agency of Illinois, Inc.         Illinois                               Acts as Collection Agent for
                                                                                  Policies placed through
                                                                                  Brokers

Companies Agency of Kentucky, Inc.         Kentucky                               Insurance Broker

Companies Agency of Alabama, Inc.          Alabama                                Insurance Broker

Companies Agency of Pennsylvania, Inc.     Pennsylvania                           Insurance Broker

Companies Agency of Massachusetts, Inc.    Massachusetts                          Insurance Broker


                                   75 of 86

                                                                   NO. VOTING
                                                                   SECURITIES
                                                               (SEE ATTACHED CHART)
                                                   STATE OF      UNLESS OTHERWISE
        COMPANY                                  ORGANIZATION       INDICATED         PRINCIPAL BUSINESS
Companies Agency of New York, Inc.                 New York                           Insurance Broker

Financial Horizons Distributors Agency of          Oklahoma                           Life Insurance Agency
Oklahoma, Inc.

Financial Horizons Distributors Agency, Inc.       Delaware                           Insurance Agency

Financial Horizons Distributors Agency of          Ohio                               Insurance Agency
Ohio, Inc.

Landmark Financial Services of New York,           New York                           Life Insurance Agency
Inc.

Financial Horizons Distributors Agency of          Alabama                            Life Insurance Agency
Alabama, Inc.

Financial Horizons Securities Corporation          Oklahoma                           Broker Dealer

Affiliate Agency of Ohio, Inc.                     Ohio                               Life Insurance Agency

Affiliate Agency, Inc.                             Delaware                           Life Insurance Agency

NEA Valuebuilder Investor Services, Inc.           Delaware                           Life Insurance Agency

NEA Valuebuilder Investor Services of              Alabama                            Life Insurance Agency
Alabama, Inc.

NEA Valuebuilder Investor Services of              Massachusetts                      Life Insurance Agency
Massachusetts, Inc.

NEA Valuebuilder Investor Services of Ohio,        Ohio                               Life Insurance Agency
Inc.

NEA Valuebuilder Investor Services of              Texas                              Life Insurance Agency
Texas, Inc.

NEA Valuebuilder Investor Services of              Oklahoma                           Life Insurance Agency
Oklahoma, Inc.

Financial Horizons Distributors Agency of          Texas                              Life Insurance Agency
Texas, Inc.

Colonial General Insurance Agency, Inc.            Arizona                            Insurance Agency

The Beak and Wire Corporation                      Ohio                               Radio Tower Joint Venture

Video Eagle, Inc.                                  Ohio                               Operates Several Video Cable
                                                                                      Systems

                                   76 of 86

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                (SEE ATTACHED CHART)
                                               STATE OF            UNLESS OTHERWISE
         COMPANY                             ORGANIZATION             INDICATED                  PRINCIPAL BUSINESS
*   MFS Variable Account                         Ohio          Nationwide Life Separate          Issuer of Annuity Contracts
                                                               Account

*   Nationwide Multi-Flex Variable Account       Ohio          Nationwide Life Separate          Issuer of Annuity Contracts
                                                               Account

*   Nationwide Variable Account-II               Ohio          Nationwide Life Separate          Issuer of Annuity Contracts
                                                               Account

*   Nationwide Variable Account                  Ohio          Nationwide Life Separate          Issuer of Annuity Contracts
                                                               Account

*   Nationwide DC Variable Account               Ohio          Nationwide Life Separate          Issuer of Annuity Contracts
                                                               Account

*   Separate Account No. 1                       Ohio          Nationwide Life Separate          Issuer of Annuity Contracts
                                                               Account

*   Nationwide VLI Separate Account              Ohio          Nationwide Life Separate          Issuer of Life Insurance Contracts
                                                               Account

*   Nationwide Variable Account-3                Ohio          Nationwide Life Separate          Issuer of Annuity Contracts
                                                               Account

*   Nationwide VLI Separate Account-2            Ohio          Nationwide Life Separate          Issuer of Life Insurance Contracts
                                                               Account

*   Nationwide VA Separate Account-A             Ohio          Nationwide Life and               Issuer of Annuity Contracts
                                                               Annuity Separate Account

*   Nationwide Variable Account-4                Ohio          Nationwide Life Separate          Issuer of Annuity Contracts
                                                               Account

*   Nationwide Variable Account-5                Ohio          Nationwide Life Separate          Issuer of Annuity Contracts
                                                               Account

*   NACo Variable Account                        Ohio          Nationwide Life Separate          Issuer of Annuity Contracts
                                                               Account

*   Nationwide VLI Separate Account-3            Ohio          Nationwide Life Separate          Issuer of Life Insurance Contracts
                                                               Account

*   Nationwide VL Separate Account-A             Ohio          Nationwide Life and               Issuer of Life Insurance Contracts
                                                               Annuity Separate Account

*   Nationwide Variable Account-6                Ohio          Nationwide Life Separate          Issuer of Annuity Contracts
                                                               Account

*   Nationwide Fidelity Advisor Variable         Ohio          Nationwide Life Separate          Issuer of Annuity Contracts
    Account                                                    Account

*   Nationwide VA Separate Account-C             Ohio          Nationwide Life and               Issuer of Annuity Contracts
                                                               Annuity Separate Account

*   Nationwide VA Separate Account-B             Ohio          Nationwide Life and               Issuer of Annuity Contracts
                                                               Annuity Separate Account

*   Nationwide VA Separate Account-Q             Ohio          Nationwide Life and               Issuer of Annuity Contracts
                                                               Annuity Separate Account


                                   77 of 86

                                                 NATIONWIDE INSURANCE ENTERPRISE                                        (left side}
 ______________________
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|     MEMBERSHIP       |
|     NONPROFIT        |
|    CORPORATION       |
|______________________|
 ________________________________________________________________________________________________
|                               EMPLOYERS INSURANCE OF WAUSAU                                    |
|                                    A MUTUAL COMPANY                                            |
|                                                                                                |=================================
|                         Contribution Note          Cost                                        |
|                         -----------------          ----                                        |
|                         Casualty                   $400,000,000                                |
|________________________________________________________________________________________________|
                 |                                    |
    _____________|_________________      _____________|__________________               _____________________
   |      WAUSAU INSURANCE CO.     |    |        WAUSAU SERVICE          |             |                     |
   |        (U.K.) LIMITED         |    |      CORPORATION (WSC)         |             |                     |
   |                               |    |                                |             |    WAUSAU LLOYDS    |
   |  Common Stock:   8,506,800    |    |   Common Stock:   1,000        |             |                     |
   |  -------------   Shares       |    |   -------------   Shares       |=============|                     |
   |                               |    |                                |             |                     |
   |                  Cost         |    |                   Cost         |             |                     |
   |                  ----         |    |                   ----         |             |    A TEXAS LLOYDS   |
   |  Employers--                  |    |   Employers--                  |             |                     |
   |  100%            $15,683,300  |    |   100%            $106,763,000 |             |                     |
   |_______________________________|    |________________________________|             |_____________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        WAUSAU BUSINESS       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  5,900,000    |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 -----        |
                                                        |    |  WSC-100%       $11,800,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       WAUSAU UNDERWRITERS    |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  8,750        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                  Cost        |
                                                        |    |                  ----        |
                                                        |    |  WSC-100%        $24,560,006 |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       GREATER LA CROSSE      |
                                                        |    |       HEALTH PLANS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  3,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-33.3%      $861,761     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ALABAMA, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |








                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF KENTUCKY, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF PENNSYLVANIA, INC.    |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF MASSACHUSETTS, INC.   |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF NEW YORK, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |         OF IDAHO, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |          OF PHOENIX          |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |     COUNTRYWIDE SERVICES     |
                                                        |    |          CORPORATION         |
                                                        |    |                              |
                                                        |    |  Common Stock:  100          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $145,852     |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |         WAUSAU GENERAL       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  200,000      |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $31,000,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |     WAUSAU INTERNATIONAL     |
                                                        |    |         UNDERWRITERS         |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $10,000      |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |      INSURANCE SERVICES      |
                                                        |    |        OF CALIFORNIA         |
                                                        |    |                              |
                                                        |____|  Common Stock:  1,000        |
                                                        |    |  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        AMERICAN MARINE       |
                                                        |    |   UNDERWRITERS, INC. (AMU)   |
                                                        |    |                              |
                                                        |    |  Common Stock:  20           |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $248,222     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ILLINOIS, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  250          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $2,500       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________      _____________________________
                                                        |    |    COMPANIES AGENCY, INC.    |    |     PENSION ASSOCIATES      |
                                                        |    |          (WISCONSIN)         |    |       OF WAUSAU, INC.       |
                                                        |    |                              |    |                             |
                                                        |    |  Common Stock:  100          |    |  Common Stock:  1,000       |
                                                        |____|  -------------  Shares       |____|  -------------  Shares      |
                                                             |                              |    |                             |
                                                             |                 Cost         |    |  Companies        Cost      |
                                                             |                 ----         |    |  Agency, Inc.     ----      |
                                                             |  WSC-100%       $10,000      |    |  (Wisconsin) --   $10,000   |
                                                             |______________________________|    |  100%                       |
                                                                                                 |_____________________________|

                                                  NATIONWIDE INSURANCE ENTERPRISE                                (right side)
                                                                                            _________________________________
                                                                                           | NATIONWIDE ENTERPRISE INSURANCE |
                                                                                           |            FOUNDATION           |
                                                                                           |                                 |
                                                                                           |            MEMBERSHIP           |
                                                                                           |            NONPROFIT            |
                                                                                           |           CORPORATION           |
                                                                                           |_________________________________|


    _________________________________________                                               ___________________________
   |                                         |                                             |                           |
===|           NATIONWIDE MUTUAL             |=============================================|     NATIONWIDE MUTUAL     |
   |              (CASUALTY)                 |                                             |            FIRE           |
   |_________________________________________|                                             |___________________________|
                  |               | |   |__________________________________________________________________  :
                  |               | |   |                                                                  | :
    ______________|__________     | |   |    _____________________________                    _____________|_:____________________
   |       ALLNATIONS        |    | |   |   |         NATIONWIDE          |                  |            NATIONWIDE              |
   |                         |    | |   |   |           GENERAL           |                  |            CORPORATION             |
   | Common Stock:  2,939    |    | |   |   |                             |                  |                                    |
   | -------------  Shares   |    | |   |   | Common Stock: 20,000 Shares |                  | Common Stock:           Control    |
   |                         |    | |   |___| -------------               |                  | -------------           -------    |
   |                  Cost   |    | |   |   |                             |                  | $13,092,790             100%       |
   |                  ----   |    | |   |   |                Cost         |                  |                                    |
   | Casualty-26%    $88,320 |    | |   |   |                ----         |                  |          Shares      Cost          |
   | Fire-26%        $88,463 |    | |   |   | Casualty-100%  $5,944,422   |                  |          -----       ----          |
   |_________________________|    | |   |   |_____________________________|                  | Casualty $12,443,280  $710,293,557 |
                                  | |   |                                                    | Fire         649,510    24,007,936 |
    _________________________     | |   |    _____________________________                   |                                    |
   |      FARMLAND MUTUAL    |    | |   |   |     NATIONWIDE PROPERTY     |                  |           (See Page 2)             |
   |     INSURANCE COMPANY   |    | |   |   |        AND CASUALTY         |                  |____________________________________|
   |                         |    | |   |   |                             |
   | Guaranty Fund           |____| |   |   | Common Stock: 60,000 Shares |
   | -------------           |______|   |___| -------------               |
   | Certificate             |          |   |                             |
   | -----------             |          |   |                   Cost      |
   |                         |          |   |                   ----      |
   |                Cost     |          |   | Casualty-100%    $6,000,000 |
   |                ----     |          |   |_____________________________|
   | Casualty       $500,000 |          |
   |_________________________|          |    _____________________________
                   |                    |   |     COLONIAL INS. CO.       |
    _______________|___________         |   |      OF CALIFORNIA          |
   |          F & B, INC.      |        |   |                             |
   |                           |        |   | Common Stock: 1,750 Shares  |
   | Common Stock:    1 Share  |        |___| -------------               |
   | -------------             |        |   |                             |
   |                           |        |   |                 Cost        |
   |                   Cost    |        |   |                 ----        |
   |                   ----    |        |   | Casualty-100%   $11,750,000 |
   | Farmland Mutual-  $10     |        |   |_____________________________|
   | 100%                      |        |
   |___________________________|        |    _____________________________        __________________________
        ____________________________    |   |         SCOTTSDALE          |      |     COLONIAL GENERAL     |
       |       FARMLAND LIFE        |   |   |     INSURANCE COMPANY       |      |  INSURANCE AGENCY, INC.  |
       |     INSURANCE COMPANY      |   |   |                             |      |                          |
       |                            |   |   | Common Stock: 30,136 Shares |      | Common Stock: 1 Share    |
       | Common Stock:  1,000,000   |___|___| -------------               |______| ------------             |
       | -------------  Shares      |   |   |                             |      |                          |
       |                            |   |   |                Cost         |      |              Cost        |
       |                Cost        |   |   |                ----         |      |              ----        |
       |                ----        |   |   | Casualty-100%  $150,000,000 |      | Scottsdale-  $1,082,336  |
       | Casualty-100%  $23,826,196 |   |   |_____________________________|      | 100%                     |
       |____________________________|   |                                        |__________________________|




















                                        |    _____________________________
                                        |   |   NATIONWIDE AGRIBUSINESS   |
                                        |   |          INS. CO.           |
                                        |   |                             |
                                        |   | Common Stock:  1,000,000    |
                                        |   | -------------  Shares       |
                                        |   |                             |
                                        |___| Casualty-       Cost        |
                                        |   | 99.9%           ----        |
                                        |   |                 $26,300,981 |
                                        |   | Other Capital:              |
                                        |   | Casualty-                   |
                                        |   | Ptd.            $713,567    |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________                      ______________________________
                                        |   |    NECKURA HOLDING CO.      |                    |          NECKURA             |
                                        |   |        (NECKURA)            |                    |        INSURANCE CO.         |
                                        |   |                             |                    |                              |
                                        |   | Common Stock: 10,000 Shares |                    | Common Stock: 6,000 Shares   |
                                        |___| -------------               |____________________| -------------                |
                                        |   |                             |               |    |                              |
                                        |   |                 Cost        |               |    |               Cost           |
                                        |   |                 ---         |               |    |               ----           |
                                        |   | Casualty-100%   $87,943,140 |               |    | Neckura-100%  DM 6,000,000   |
                                        |   |_____________________________|               |    |______________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        NECKURA LIFE         |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 4,000 Shares  |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                  Cost       |
                                        |                                                 |     |                  ----       |
                                        |                                                 |     | Neckura-100%  DM 15,825,681 |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      NECKURA GENERAL        |
                                        |                                                 |     |    AUTO INSURANCE CO.       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |_____| ------------                |
                                        |                                                 |     |                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,656,925  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      COLUMBUS SERVICE       |
                                        |                                                 |     |            GmbH             |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1 Share       |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                Cost         |
                                        |                                                 |     |                -----        |
                                        |                                                 |     |  Neckura-100%   DM 51,639   |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        AUTO DIRECT          |
                                        |                                                 |     |        INSURANCE CO.        |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |     | -------------               |
                                        |                                                 |_____|                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,643,149  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |    _____________________________                |      ____________________________
                                        |   |          NATIONWIDE         |               |     |         SVM SALES          |
                                        |   |          DEVELOPMENT        |               |     |           GmbH             |
                                        |   |                             |               |     |                            |
                                        |   | Common Stock: 99,000 Shares |               |     | Common Stock: 50 Shares    |
                                        |   | -------------               |               |_____| -------------              |
                                        |   |                             |                     |                            |
                                        |___|                Cost         |                     |              Cost          |
                                        |   |                ---          |                     |              ----          |
                                        |   | Casualty-100%  $15,100,000  |                     | Neckura-100%  DM 50,000    |
                                        |   | Other Capital:              |                     |____________________________|
                                        |   | --------------              |
                                        |   | Casualty-Ptd.  $ 2,796,100  |
                                        |   |_____________________________|
                                        |
                                        |





                                        |    _____________________________
                                        |   |          SCOTTSDALE         |
                                        |   |          INDEMNITY          |
                                        |   |                             |
                                        |___| Common Stock: 50,000 Shares |
                                        |   | -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $8,800,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |    NATIONWIDE INDEMNITY     |
                                        |   |                             |
                                        |   | Common Stock: 28,000 Shares |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $294,529,000 |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________        __________________________
                                        |   |          LONE STAR          |      |   COLONIAL COUNTY MUTUAL |
                                        |   |     GENERAL AGENCY, INC.    |      |     INSURANCE COMPANY    |
                                        |   |                             |      |                          |
                                        |   | Common Stock:  1,000 Shares |      | Surplus Debentures:      |
                                        |___| -------------               |______| -------------------      |
                                        |   |                             |______|                          |
                                        |   |                Cost         |      |          Cost            |
                                        |   |                ----         |      |          ----            |
                                        |   | Casualty       $5,000,000   |      | Colonial $500,000        |
                                        |   | 100%                        |      | Lone Star 150,000        |
                                        |   |_____________________________|      |__________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      COMMUNITY URBAN        |
                                        |   |       REDEVELOPMENT         |
                                        |   |                             |
                                        |   | Common Stock: 10 Shares     |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,000       |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         INSURANCE           |
                                        |   |    INTERMEDIARIES, INC.     |
                                        |   |                             |
                                        |   | Common Stock: 1,615 Shares  |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,615,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      CASH MANAGEMENT        |
                                        |   |                             |
                                        |   | Common Stock: 100 Shares    |
                                        |   | -------------               |
                                        |___|                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-90%   $9,000       |
                                        |   | NW Fin Serv-    1,000       |
                                        |   | 10%                         |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________        __________________________
                                        |   |          CALIFORNIA         |      |      VIDEO EAGLE INC.    |
                                        |   |       CASH MANAGEMENT       |      |                          |
                                        |   |                             |      | Common Stock: 750 Shares |
                                        |   | Common Stock:  90 Shares    |      | -------------            |
                                        |___| -------------               |  ____|                          |
                                        |   |                             |  |   |              Cost        |
                                        |   |                Cost         |  |   |              ----        |
                                        |   |                ----         |  |   | NW Comm.-    $0          |
                                        |   | Casualty-100%  $9,000       |  |   | 100%                     |
                                        |   |_____________________________|  |   |__________________________|
                                        |                                    |
                                        |                                    |





                                        |                                    |
                                        |    _____________________________   |    __________________________
                                        |   |          NATIONWIDE         |  |   |       THE BEAK AND       |
                                        |   |     COMMUNICATIONS INC.     |  |   |     WIRE CORPORATION     |
                                        |   |                             |  |   |                          |
                                        |   | Common Stock: 14,750 Shares |  |   | Common Stock: 750 Shares |
                                        |___| -------------               |__|___| -------------            |
                                            |                             |      |                          |
                                            |                Cost         |      |           Cost           |
                                            |                ----         |      |           ----           |
                                            | Casualty-100%  $11,510,000  |      | NW Comm-  $531,000       |
                                            |                             |      | 100%                     |
                                            | Other Capital:              |      |__________________________|
                                            | --------------              |
                                            | Casualty-Ptd.     1,000,000 |
                                            |_____________________________|


                                                                                          Subsidiary Companies     - Solid Line
                                                                                          Associated Companies     - Dotted Line
                                                                                          Contractural Association - Double Line

                                                                                                          December 31, 1994


                                   78 of 86

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (left side)

                                           _______________________________________
                                          |                                       |
                                          |          EMPLOYERS INSURANCE          |___________________________________________
                                          |              OF WAUSAU                |___________________________________________
                                          |           A MUTUAL COMPANY            |
                                          |_______________________________________|













                                                                                                        __________________________
                                                                                                       |
                                                                                           ____________|__________________
                                                                                          |       NATIONWIDE LIFE        |
                                                                                          | Common Stock: 3,814,779      |
                                                                                          | ------------- Shares         |
                                                                                          |                              |
                                                                                          | NW Corp.-    Cost            |
                                                                                          | 100%         ----            |
                                                                                          |              $909,179,664    |
                                                                                          |______________________________|
                                                                                                      |
                     _________________________________________________________________________________|
                    |                                      |                      |
        ____________|____________               ___________|_______________       |        ______________________________
       |        NATIONWIDE       |             |     NATIONAL CASUALTY     |      |       |      FINANCIAL HORIZONS      |
       |    FINANCIAL SERVICES   |             | Common Stock: 100 Shares  |      |       |              LIFE            |
       | Common Stock: 7,676     |             | -------------             |      |       | Common Stock: 66,000         |
 ______| ------------- Shares    |        _____|                           |      |_______| ------------- Shares         |
|  ____|               Cost      |       |     |               Cost        |      |       | NW Life-       Cost          |
| |    |               ----      |       |     |               ----        |      |       | 100%           ----          |
| |    | NW Life-100% $5,996,261 |       |     | NW Life-100%  $66,132,811 |      |       |               $58,070,003    |
| |    |_________________________|       |     |___________________________|      |       |______________________________|
| |                                      |                 | |                    |
| |     _________________________        |      ___________|_|_____________       |
| |    |        NATIONWIDE       |       |     |                           |      |
| |    |    INVESTOR SERVICES    |       |     |                           |      |
| |    | Common Stock: 5 Shares  |       |     |       NCC OF AMERICA,     |      |
| |____| -------------           |       |     |      INC. (INACTIVE)      |      |        ______________________________
| |    |                         |       |     |                           |      |       |        WEST COAST LIFE       |
| |    | NW Fin. Serv.- Cost     |       |     |                           |      |       | Common Stock: 1,000,000      |
| |    |    100%        ----     |       |     |                           |      |       | ------------- Shares         |
| |    |                $5,000   |       |     |                           |      |_______|               Cost           |
| |    |_________________________|       |     |___________________________|      |       |               ----           |
| |                                      |                                        |       | NW Life-100%  $92,762,014    |
| |     _________________________        |      ___________________________       |       |______________________________|
| |    |        NATIONWIDE       |       |     |     HICKEY-MITCHELL       |      |
| |    |        INVESTING        |       |     |    INSURANCE AGENCY       |      |
| |    |       FOUNDATION        |       |     | Common Stock: 101 Shares  |      |
| |____|                         |       |_____|  -----------              |      |
|  ____|                         |             |                           |      |        ______________________________
| |    |                         |             |                Cost       |      |       | EMPLOYERS LIFE INSURANCE CO. |
| |    |                         |             |                ----       |      |       |        OF WAUSAU (EL)        |
| |    |   COMMON LAW TRUST      |             | Nat. Cas.-100% $4,701,200 |      |       |                              |
| |    |_________________________|             |___________________________|      |       | Common Stock: 250,000 Shares |
| |                                                         |                     |_______| -------------                |
| |     _________________________               ____________|______________       |       |                ----          |
| |    |        NATIONWIDE       |             |     NATIONAL PREMIUM &    |      |       | NW Life-100%   $165,627,416  |
| |    |        INVESTING        |             |  BENEFIT ADMINISTRATION   |      |       |______________________________|
| |____|        FOUNDATION II    |             | Common Stock: 10,000      |      |                    |
|  ____|                         |             | ------------  Shares      |      |                    |
| |    |                         |             |                Cost       |      |                    |
| |    |                         |             | Hickey-        ----       |      |         ___________|_________________
| |    |    COMMON LAW TRUST     |             | Mitchell-100%  $1,319,469 |      |        |       WAUSAU PREFERRED      |
| |    |_________________________|             |___________________________|      |        |        HEALTH INS. CO.      |
| |                                                                               |        |                             |
| |                                                                               |        | Common Stock: 200 Shares    |
| |     _________________________                                                 |        | -------------               |
| |    |       NATIONWIDE        |                                                |        |  EL -- 100%   Cost          |
| |____|    SEPARATE ACCOUNT     |                                                |        |               ----          |
|  ____|          TRUST          |                                                |        |              $51,413,193    |
| |    |    COMMON LAW TRUST     |                                                |        |_____________________________|
| |    |_________________________|                                                |
| |                                                                               |
| |                                                                               |
| |     _________________________                                                 |
| |    |   FINANCIAL HORIZONS    |                                                |        ______________________________
| |____|    INVESTMENT TRUST     |                                                |       |           NATIONWIDE         |
|______|         TRUST           |                                                |       |      PROPERTY MANAGEMENT     |
       |    COMMON LAW TRUST     |                                                |       | Common Stock: 59 Shares      |
       |_________________________|                                                |_______| -------------                |
                                                                                  |       |                              |
                                                                                  |       |                Cost          |
                                                                                  |       |                ----          |
                                                                                  |       | NW Life-100%   $1,907,896    |
                                                                                  |       |______________________________|
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |        ____________|_________________
                                                                                  |       |     MRM INVESTMENTS, INC.    |
                                                                                  |       | Common Stock: 1 Share        |
                                                                                  |       | ------------                 |
                                                                                  |       |                              |
                                                                                  |       |                Cost          |
                                                                                  |       | Nat. Prop.     ----          |
                                                                                  |       | Mgmt.-100%     $550,000      |
                                                                                  |       |______________________________|
                                                                                  |
                                                                                  |
                                                                                  |        ___________________________
                                                                                  |       |        NWE, INC.          |
                                                                                  |       |                           |
                                                                                  |       | Common Stock: 100 Shares  |
                                                                                  |_______|                           |
                                                                                          | NW Life-100% Cost         |
                                                                                          |              ----         |
                                                                                          |             $35,971,375   |
                                                                                          |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (middle)

                                 _______________________________________
                                |                                       |
________________________________|          NATIONWIDE MUTUAL            |___________________________________________________________
________________________________|              (CASUALTY)               |___________________________________________________________
                                |                                       |
                                |_______________________________________|
                                                    |               _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                  __________________|______________|___
                                 |        NATIONWIDE CORPORATION       |
                                 | Common Stock:     Control:          |
                                 | -------------     -------           |
                                 |  13,092,790         100%            |
                                 |                                     |
                                 |           Shares       Cost         |
                                 |           ------       ----         |
                                 | Casualty  $12,443,280  $710,293,557 |
                                 | Fire          649,510    24,007,936 |
                                 |_____________________________________|
                                                    |
____________________________________________________|______________________________________________________________________________
                   |                                                    |                                          |
        ___________|_______________                        _____________|_____________                 ____________|______________
       |     PUBLIC EMPLOYEES      |                      |      GATES, McDONALD      |               |    FINANCIAL HORIZONS     |
       |    BENEFIT SERV. CORP.    |                      |      & COMPANY (GATES)    |               |  DISTRIBUTORS AGY., INC.  |
 ______| Common Stock: 236,494     |                      | Common Stock: 254 Shares  |               | Common Stock: 1,000 Shares|
|  ____| ------------- Shares      |                      | -------------             |___       _____| -------------             |
| |    |               Cost        |                      |                           |   |     |  ___|                           |
| |    | NW Corp.-     ----        |                      |               Cost        |   |     | |   |               Cost        |
| |    | 100%          $12,830,936 |                      |               ----        |   |     | |   | NW Corp.      ----        |
| |    |___________________________|                      | MW Corp.-     $22,126,323 |   |     | |   | 100%          $19,501,000 |
| |                                                       | 100%                      |   |     | |   |___________________________|
| |                                                       |___________________________|   |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ___________________________                       |   GATES, McDONALD & Co.   |   |     | |    ___________________________
| |    |     PEBSCO SECURITIES     |                      |        OF NEW YORK        |   |     | |   |    FINANCIAL HORIZONS     |
| |    |           CORP.           |                      | Common Stock: 3 Shares    |   |     | |   |     DISTRIBUTORS AGY.     |
| |____| Common Stock: 5,000       |                      | -------------             |___|     | |   |      OF ALABAMA, INC.     |
| |    | ------------- Shares      |                      |                           |   |     | |___| Common Stock: 10,000      |
| |    |                  Cost     |                      |                Cost       |   |     | |   |  -----------  Shares      |
| |    | Pub. Emp. Ben.   ----     |                      |                ----       |   |     | |   |               Cost        |
| |    | Serv.Corp.-100%  $25,000  |                      | Gates-100%     $106,947   |   |     | |   |               ----        |
| |    |___________________________|                      |                           |   |     | |   | FHDAI-100%    $100        |
| |                                                       |___________________________|   |     | |   |___________________________|
| |                                                                                       |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ___________________________                       |  GATES, McDONALD & Co.    |   |     | |
| |    |          PEBSCO OF        |                      |         OF NEVADA         |   |     | |    ___________________________
| |    |         NEW MEXICO        |                      |                           |   |     | |   |    LANDMARK FINANCIAL     |
| |    | Common Stock: 1,000       |                      |   Common Stock: 40 Shares |___|     | |   |        SERVICES OF        |
| |____| ------------- Shares      |                      |                           |         | |   |       NEW YORK, INC.      |
| |    |                   Cost    |                      |   Gates-100%    Cost      |         | |___| Common Stock: 10,000      |
| |    | Pub. Emp. Ben.    ----    |                      |                 ----      |         | |   | ------------- Shares      |
| |    | Serv.Corp.-100%   $1,000  |                      |                 $93,750   |         | |   |               Cost        |
| |    |___________________________|                      |___________________________|         | |   |               ----        |
| |                                                                                             | |   | FHDAI-100%    $10,100     |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |
| |    |         ARKANSAS          |                                                            | |    ___________________________
| |    | Common Stock: 50,000      |                                                            | |   |    FINANCIAL HORIZONS     |
| |____| ------------- Shares      |                                                            | |   |      SECURITIES CORP.     |
| |    |                  Cost     |                                                            | |___| Common Stock: 10,000      |
| |    | Pub. Emp. Ben.   ----     |                                                            | |   | ------------- Shares      |
| |    | Serv.Corp. 100%  $500     |                                                            | |   |               Cost        |
| |    |___________________________|                                                            | |   |               ----        |
| |                                                                                             | |   | FHDAI-100%    $153,000    |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                             ___________________________    | |
| |    |          MONTANA          |                            |  AFFILIATE AGENCY, INC.   |   | |    ___________________________
| |____| Common Stock: 500         |                            |                           |   | |   |                           |
| |    | ------------- Shares      |                            |  Common Stock: 100 Shares |__ | |   |     FINANCIAL HORIZONS    |
| |    |                   Cost    |                            |                           |   | |___|        DISTRIBUTORS       |
| |    | Pub. Emp. Ben.    ----    |                            |   FHDAI-100%    Cost      |   |  ___|       AGENCY OF TEXAS,    |
| |    | Serv.Corp.-100%  $500     |                            |                 ----      |   | |   |            INC.           |
| |    |___________________________|                            |                 $100      |   | |   |___________________________|
| |                                                             |___________________________|   | |
| |                                                                                             | |
| |                                                                                             | |
| |     ___________________________                                                             | |    ___________________________
| |    |         PEBSCO OF         |                                                            | |   |                           |
| |    |          ALABAMA          |                                                            | |___|     FINANCIAL HORIZONS    |
| |____| Common Stock: 100,000     |                                                            |  ___|      DISTRIBUTORS AGY.    |
| |    | ------------- Shares      |                                                            | |   |         OF OHIO, INC.     |
| |    |                  Cost     |                                                            | |   |___________________________|
| |    | Pub. Emp. Ben.   ----     |                                                            | |
| |    | Serv.Corp.-100%  $1,000   |                                                            | |
| |    |___________________________|                                                            | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |    ___________________________
| |    |       MASSACHUSETTS       |                                                            | |   |                           |
| |    |   INSURANCE AGENCY, INC.  |                                                            | |___|    FINANCIAL HORIZONS     |
| |____| Common Stock: 1,000       |                                                            |  ___|     DISTRIBUTORS AGY.     |
| |    | ------------- Shares      |                                                            | |   |     OF OKLAHOMA, INC.     |
| |    |                   Cost    |                                                            | |   |___________________________|
| |    | Pub. Emp. Ben.    -----   |                                                            | |
| |    | Serv.Corp.-100%  $1,000   |                                                            | |
| |    |___________________________|                                                            | |    ___________________________
| |                                                                                             | |   |                           |
| |     ___________________________                                                             | |___|         AFFILIATE         |
| |____|                           |                                                            |_____          AGENCY OF         |
|______|         PEBSCO OF         |                                                                  |         OHIO, INC.        |
       |           TEXAS           |                                                                  |                           |
       |___________________________|                                                                  |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (right side)

                       _______________________________________
                      |                                       |
______________________|          NATIONWIDE MUTUAL            |
______________________|             FIRE (FIRE)               |
                      |                                       |
                      |_______________________________________|
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  _ _|












____________________________________________________________________
                        |                        |                  |
           _____________|_____________           |      ____________|______________
          |      NEA VALUEBUILDER     |          |     |      INHEALTH, INC.       |
          |  INVESTOR SERVICES, INC.  |          |     | Common Stock: 100         |
   _______| Common Stock: 500         |          |     | ------------  Shares      |
  |  _____| ------------- Shares      |          |     |               Cost        |
  | |     |               Cost        |          |     |               ----        |
  | |     | NW Corp.-     ----        |          |     | NW Corp.-                 |
  | |     | 100%          $5,000      |          |     | 100%          $12,046,413 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |         NATIONWIDE        |
  | |     |     INVESTOR SERVICES     |          |     |        HEALTH CARE        |
  | |_____|      OF ALABAMA, INC.     |          |_____| Common Stock: 15 Shares   |
  | |     | Common Stock: 500         |           _____| ------------              |
  | |     | ------------- Shares      |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               ----        |          |     | NW Corp.-     ----        |
  | |     | NEA-100%      $5,000      |          |     | 100%          $16,850,000 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |       INHEALTH MGT.       |
  | |     |     INVESTOR SERVICES     |          |     |       SYSTEMS, INC.       |
  | |     |        OF OHIO, INC.      |          |     | Common Stock: 100 Shares  |
  | |_____| Common Stock: 100         |          |_____| -------------             |
  | |     | ------------- Shares      |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               -----       |          |     | NW Health     ----        |
  | |     | NEA-91%       $5,000      |          |     | Care-100%   $25,149       |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |                           |          |     |         INHEALTH          |
  | |     |                           |          |     |        AGENCY, INC.       |
  | |     |      NEA VALUEBUILDER     |          |     | Common Stock: 99 Shares   |
  | |_____|     INVESTOR SERVICES     |          |_____| -------------             |
  | |     |       OF TEXAS, INC.      |                |               Cost        |
  | |     |                           |                | NW Health     ----        |
  | |     |                           |                | Corp.-99%   $116,077      |
  | |     |___________________________|                |___________________________|
  | |
  | |      ___________________________
  | |     |                           |
  | |     |                           |
  | |_____|      NEA VALUEBUILDER     |
  |_______|     INVESTOR SERVICES     |
          |      OF OKLAHOMA, INC.    |
          |                           |
          |___________________________|





Subsidiary Companies     --  Solid Line
Associated Companies     --  Dotted Line
Contractual Association  --  Double Line

December 31, 1994
                                    Page 2

                                   79 of 86

Item 27.  NUMBER OF CONTRACT OWNERS

          The number of contract Owners of Qualified and Non-Qualified Contracts as of February 28, 1995 was 219 and 549, respectively.

Item 28.  INDEMNIFICATION

          Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER

         (a) Smith Barney, Inc. ("Smith Barney") acts as principal underwriter for the following registered investment companies in addition to the Nationwide Variable Account-4:

               Smith Barney Equity Funds, Inc.

               Smith Barney Funds, Inc.

               Smith Barney Muni Bond Funds

               Smith Barney World Funds, Inc.

               Smith Barney Money Funds, Inc.

               Smith Barney Tax Free Money Fund, Inc.

               The Inefficient-Market Fund, Inc.

               Smith Barney Intermediate Municipal Fund, Inc.

               Smith Barney Municipal Fund, Inc.

                                   80 of 86

(b) The following information is furnished with respect to each officer and director of Smith Barney, Inc.

                                               POSITIONS AND OFFICES           POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS             WITH PRINCIPAL UNDERWRITER           WITH REGISTRANT
     Greenhill, Robert F.                          Chairman & CEO                Director
     Dimon, James                              Chief Operating Officer           Director
     Druskin, Robert                           Vice Chairman and CAO             Director
     Harris, Jr., Henry U.                     Vice Chairman Emeritus
     Black, Steven D.                              Vice Chairman                 Director
     Glucksman, Lewis L.                           Vice Chairman
     Lane, Jeffrey B.                              Vice Chairman                 Director
     Lessin, Robert H.                             Vice Chairman                 Director
     McAtee, Jr., John J.                          Vice Chairman
     Panitch, Michael B.                           Vice Chairman                 Director
     Rivkin, Jack L.                               Vice Chairman                 Director
     Hoffmann, John B.                              Senior EVP
     Jones, Robert Q.                               Senior EVP
     Lehman III, Jack H.                            Senior EVP
     McCann, John F.                                Senior EVP
     O'Hare, Hugh J.                                Senior EVP
     Shagrin, Don M.                                Senior EVP
     Standridge, David H.                           Senior EVP
     Taub, Melvin B.                                Senior EVP
     Tighe, James S.                                Senior EVP
     Tracy, Thomas S.                               Senior EVP
     Van Scoy, Douglas R.                           Senior EVP
     Waterman, Jr., Philip M.                       Senior EVP
     Baritz, Stuart                                Executive VP
     Benjamin, John                                Executive VP
     Biblowicz, Jessica M.                         Executive VP
     Bisignano, Frank                              Executive VP
     Borchers, Leon J.                             Executive VP
     Burns, Thomas J.                              Executive VP

                                   81 of 86

                                          POSITIONS AND OFFICES                POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS        WITH PRINCIPAL UNDERWRITER                WITH REGISTRANT
     Crane, Wallen L.                           Executive VP
     Day, Michael J.                            Executive VP
     Dorsey, Donovan E.                         Executive VP
     Dunn, Herbert L.                           Executive VP
     Elliot, Toni A.                            Executive VP
     Fairchild, Jr., Paul W.                    Executive VP
     Ferreli, Ronald J.                         Executive VP
     Fields, Stephen H.                         Executive VP
     Glenn, Robert J.                           Executive VP
     Goldstein, Alan E.                         Executive VP
     Hampton, Jerold                            Executive VP
     Hlavek, Rudolph G.                         Executive VP
     Hutton, H. Waine                           Executive VP
     Johnston, Charles                          Executive VP
     Kane, Robert B.                            Executive VP
     Kenyon, Mark E.                            Executive VP
     Kozloff, Joseph H.                         Executive VP
     Kraus, Robert D.                           Executive VP
     Kuklenski, Kirby J.                        Executive VP
     Lee, William W.                            Executive VP
     Maguire, Thomas A.                         Executive VP
     Mahan, Thomas M. Jr.                       Executive VP
     Mandlebaum, Jay                            Executive VP
     Mannes, Barry L.                           Executive VP
     Matthews, Robert S.                        Executive VP
     Matthews, W. Thomas                        Executive VP
     Miller, Heidi                              Executive VP, CCO
     Morton, Richard R.                         Executive VP
     Moschella, Joseph V.                       Executive VP
     Mullin, Robert W.                          Executive VP
     Nelson, Daniel G.                          Executive VP
     Pack, Williams C.                          Executive VP
     Phillips, Martin B.                        Executive VP
     Purdie Jr., Alexander M.                   Executive VP
     Reinhart, Leonard A.                       Executive VP
     Robinson Jr., Roby                         Executive VP
     Rogers, Ross E.                            Executive VP


                                   82 of 86

                                               POSITIONS AND OFFICES           POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS             WITH PRINCIPAL UNDERWRITER           WITH REGISTRANT
     Saks, A. George                           Executive VP, Secretary
     Sands Jr., Jerome D.                       Executive VP
     Schaefer, Michael R.                       Executive VP
     Schiavo, Richard J.                        Executive VP
     Schulman, Robert I.                        Executive VP
     Shackelford, William C.                    Executive VP
     Sieben, Mark A.                            Executive VP
     Sloan, Alexander J.                        Executive VP
     Sullivan, John G.                          Executive VP
     Underwood, Paul                            Executive VP
     Vogel, David J.                            Executive VP
     Wagner, Morton J.                          Executive VP
     Weinberg, Michael                          Executive VP
     Winn, H. Keith                             Executive VP
     Witenberg, Richard                         Executive VP
     Brienza, Ronald C.                       Senior Managing Director



     All of the above officers and directors are located at 1345 Avenue of the Americas, New York, New York 10105.


     (c)    NAME OF         NET UNDERWRITING        COMPENSATION ON
           PRINCIPAL         DISCOUNTS AND           REDEMPTION OR           BROKERAGE
          UNDERWRITER         COMMISSIONS            ANNUITIZATION          COMMISSIONS      COMPENSATION
          -----------       ----------------        ---------------         -----------      ------------
          Smith Barney            N/A                     N/A                   N/A              N/A
          Inc.

     All of the above officers and directors are located at 1345 Avenue of the Americas, New York, New York 10105.

                                   83 of 86

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          Joseph F. Ciminero
          Nationwide Life Insurance Company
          One Nationwide Plaza
          Columbus, OH  43216

Item 31.  MANAGEMENT SERVICES

          Not Applicable

Item 32.  UNDERTAKINGS

          The Registrant hereby undertakes to:

         (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   84 of 86

                                  PORTFOLIO
                                  FOUNDATION

                                  Offered by

                                  NATIONWIDE
                            LIFE INSURANCE COMPANY
              with Funds Managed by Smith Barney Advisers, Inc.

                                   and its

                                  NATIONWIDE
                              VARIABLE ACCOUNT-4

                             INDIVIDUAL DEFERRED
                          VARIABLE ANNUITY CONTRACTS

                                  PROSPECTUS
                                 MAY 1, 1995

                                   85 of 86

                                  SIGNATURES
       As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 15th day of September, 1995.
                                     NATIONWIDE VARIABLE ACCOUNT-4
                                   ---------------------------------
                                             (Registrant)

                                   NATIONWIDE LIFE INSURANCE COMPANY
                                   ---------------------------------
                                             (Depositor)

                                         By/s/JOSEPH P. RATH
                                   ---------------------------------
                                            Joseph P. Rath
                                          Vice President and
                                       Associate General Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 15th day of September, 1995.

          SIGNATURE                        TITLE
LEWIS J. ALPHIN                           Director
----------------------------
Lewis J. Alphin

WILLARD J. ENGEL                          Director
----------------------------
Willard J. Engel

FRED C. FINNEY                            Director
----------------------------
Fred C. Finney

PETER F. FRENZER                   President/Chief Operating
----------------------------         Officer and Director
Peter F. Frenzer

CHARLES L. FUELLGRAF, JR.                 Director
----------------------------
Charles L. Fuellgraf, Jr.

HENRY S. HOLLOWAY                    Chairman of the Board
----------------------------             and Director
Henry S. Holloway

D. RICHARD McFERSON                 Chief Executive Officer
----------------------------             and Director
D. Richard McFerson

DAVID O. MILLER                           Director
----------------------------
David O. Miller

C. RAY NOECKER                            Director
----------------------------
C. Ray Noecker

ROBERT A. OAKLEY                    Senior Vice President-
----------------------------        Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                        Director                  By:          JOSEPH P. RATH
----------------------------                                            --------------------------------
James F. Patterson                                                      Joseph P. Rath, Attorney-in-Fact

ROBERT H. RICKEL                          Director
----------------------------
Robert H. Rickel

ARDEN L. SHISLER                          Director
----------------------------
Arden L. Shisler

ROBERT L. STEWART                         Director
----------------------------
Robert L. Stewart

NANCY C. THOMAS                           Director
----------------------------
Nancy C. Thomas

HAROLD W. WEIHL                           Director
----------------------------
Harold W. Weihl

                                   86 of 86